UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07739
Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

400 Crossing Boulevard
Fourth Floor
Bridgewater, NJ 08807
(Address of principal executive offices)(Zip code)

Andrew E. Oliva
The Northern Trust Company
333 South Wabash Avenue
Chicago, IL 60604

With a copy to:

Stephen H. Bier, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
(Name and address of agent for service)
Registrant's telephone number, including area code:
(877) 435-8105
Date of fiscal year end:
10/31
Date of reporting period:
4/30/2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule

30e-1

under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.

Global Equity
Semi-Annual Shareholder Report
Advisor Class HLMGX | April 30, 2026
This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were
the
Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Global Equity (Advisor Class)	$ 58	1.15%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Global Equity Advisor Class (HLMGX) increased 2.87% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World Index, rose 7.75% (net of source taxes).
Key Performance Factors
Energy and Materials soared following the US-Israeli attack on Iran and closing of the Strait of Hormuz. Consumer Discretionary lagged on concerns that increased spending on AI will pressure margins. The US market saw weak returns from large cloud-computing and data center companies, while enthusiasm for Asian technology companies boosted EMs. The Fund underperformed, with poor stocks in Communication Services, Consumer Discretionary, and Financials. The Fund’s high-quality growth style also faced a headwind, as shares of high-quality and fast-growing companies lagged the broad market.
Sector Analysis
In Communication Services, shares of Chinese internet company Tencent were pressured by concerns about its ability to profit from its aggressive AI investment. In Consumer Discretionary, shares of Japanese electronics conglomerate Sony Group declined due to rising memory costs and potential margin pressure.
Geographic Analysis
In the US, streaming company Netflix reported solid results that still fell short of market expectations. Alphabet was a bright spot as its dominant position in online search remained resilient. In EMs, Tencent and India’s HDFC Bank detracted. HDFC Bank was hurt by slower deposit growth and the resignation of its chairman; the bank
appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
ASML	Tencent
SLB	Sony
Fabrinet	Netflix
Alphabet	Booking Holdings
Apple	Adobe
The securities shown do not
represent
all holdings, and it should not be
assumed
that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution
to overall performance
over
the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average
Annual
Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	15.50	3.53	10.07
MSCI All Country World Index	31.00	10.68	12.25
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 537.2M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	61	Period portfolio turnover rate	21%
Graphical Representation of Holdings
The table and charts below show the investment makeup of
the
Fund;
percentages
indicated
and graphical
representations
are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6
by Sector
by Region

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

Global Equity
Semi-Annual Shareholder Report
Institutional Class HLMVX | April 30, 2026
This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were
the
Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Global Equity (Institutional Class)	$ 43	0.85%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of F
un
d Performance
The Global Equity Institutional Class (HLMVX) rose 3.00% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World Index, rose 7.75% (net of source taxes).
Key Performance Factors
Energy and Materials soared following the US-Israeli attack on Iran and closing of the Strait of Hormuz. Consumer Discretionary lagged on concerns that increased spending on AI will pressure margins. The US market saw weak returns from large cloud-computing and data center companies, while enthusiasm for Asian technology companies boosted EMs. The Fund underperformed, with poor stocks in Communication Services, Consumer Discretionary, and Financials. The Fund’s high-quality growth style also faced a headwind, as shares of high-quality and fast-growing companies lagged the broad market.
Sector Analysis
In Communication Services, shares of Chinese internet company Tencent were pressured by concerns about its ability to profit from its aggressive AI investment. In Consumer Discretionary, shares of Japanese electronics conglomerate Sony Group declined due to rising memory costs and potential margin pressure.
Geographic Analysis
In the US, streaming company Netflix reported solid results that still fell short of market expectations. Alphabet was a bright spot as its dominant position in online search remained resilient. In EMs, Tencent and India’s HDFC Bank detracted. HDFC Bank was hurt by slower deposit growth and the resignation of its chairman; the bank
appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
ASML	Tencent
SLB	Sony
Fabrinet	Netflix
Alphabet	Booking Holdings
Apple	Adobe
The securities shown do not
represent
all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available
upon request: (1)
information
describing the methodology of the contribution data and (2) a list showing
the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over
the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual
Total
Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	15.77	3.77	10.31
MSCI All Country World Index	31.00	10.68	12.25
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 537.2M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	61	Period portfolio turnover rate	21%
Graphical
Representation
of
H
olding
s
The table and charts below show the investment makeup of the
Fund
; percentages indicated and
graphical
representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6
by Sector
by Region

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

Global Equity
Semi-Annual Shareholder Report
Institutional Class Z HLGZX | April 30, 2026
This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the
Fund
costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Global Equity (Institutional Class Z)	$ 38	0.75%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Global Equity Institutional Class Z (HLGZX) increased 3.06% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World Index, rose 7.75% (net of source taxes).
Key Performance Factors
Energy and Materials soared following the US-Israeli attack on Iran and closing of the Strait of Hormuz. Consumer Discretionary lagged on concerns that increased spending on AI will pressure margins. The US market saw weak returns from large cloud-computing and data center companies, while enthusiasm for Asian technology companies boosted EMs. The Fund underperformed, with poor stocks in Communication Services, Consumer Discretionary, and Financials. The Fund’s high-quality growth style also faced a headwind, as shares of high-quality and fast-growing companies lagged the broad market.
Sector Analysis
In Communication Services, shares of Chinese internet company Tencent were pressured by concerns about its ability to profit from its aggressive AI investment. In Consumer Discretionary, shares of Japanese electronics conglomerate Sony Group declined due to rising memory costs and potential margin pressure.
Geographic
Analysis
In the US, streaming company Netflix reported solid results that still fell short of market expectations. Alphabet was a bright spot as its dominant position in online search remained resilient. In EMs, Tencent and India’s HDFC Bank detracted. HDFC Bank was hurt by slower deposit growth and the resignation of its chairman; the bank appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
ASML	Tencent
SLB	Sony
Fabrinet	Netflix
Alphabet	Booking Holdings
Apple	Adobe
The securities
shown
do not represent all
holdings
, and it should not be assumed that investment in
these
securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution
of all holdings during the period. Contribution is the
contribution
to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)
Average Annual
Total
Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	15.92	3.86	10.38
MSCI All Country World Index	31.00	10.68	12.25
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 537.2M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	61	Period portfolio turnover rate	21%
Graphical Representation of Holdings
The table and charts
below
show the investment makeup of the Fund;
percentages
indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6
by Sector
by Region

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance for periods preceding the inception date of the Institutional Class Z (incepted 8/1/2017) reflects the performance of the Advisor Class (incepted 12/1/1996). Sales charges and expenses, which differ between the Institutional Class Z and Advisor Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

International Equity
Semi-Annual Shareholder Report
Institutional Class HLMIX | April 30, 2026
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were
the
Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Equity (Institutional Class)	$ 44	0.84%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Equity Institutional Class (HLMIX) returned 12.83% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World ex US Index, increased 12.11% (net of source taxes).
Key Performance Factors
Energy and Information Technology (IT) were the best performing sectors during the period, spurred by the rising price of oil due to the US-Iran conflict and the continued strength of AI-related companies. Communication Services declined, dragged down by the poor performance of media & entertainment companies. Shares of the fastest-growing companies significantly outperformed, while the highest-quality and most-expensive companies underperformed. The Fund’s emphasis on fast-growing companies boosted its relative performance. The Fund also outpaced the index in IT, Consumer Staples, Emerging Markets, and Europe ex EMU, but lagged in Financials, Consumer Discretionary, and Japan.
Sector Analysis
In IT, the share prices of South Korea’s Samsung Electronics and Taiwan’s Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment. In Financials, India's HDFC Bank detracted as it reported slower deposit growth and the resignation of its Chairman.
Geographic Analysis
UK-based mining
company
Rio Tinto gained after reporting copper-equivalent volume growth and strong cash flows. Shares of Israeli customer-service software provider NICE fell as it raised revenue guidance but forecasted lower full-year profitability due to the costs of its acquisition of Germany’s Cognigy.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	HDFC Bank
Samsung Electronics	Sony
Rio Tinto	Naver
Lasertec	MercadoLibre
ASML	M3
The securities
shown
do not represent all holdings, and it should not be
assumed
that investment in these securities has been or will be profitable. The following is available upon request
: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall
performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual
Total
Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	28.88	6.56	9.42
MSCI All Country World ex US Index	32.20	8.38	9.10
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 12,320.7M	Total advisory fees paid (after waiver/reimbursement)	$ 40.9M
Total number of holdings	68	Period portfolio turnover rate	11%
Graphical Representation of
Holdings
The table and charts below show
the
investment makeup of the Fund; percentages indicated and
graphical
representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4
by Sector
by Region

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

International Equity
Semi-Annual Shareholder Report
Institutional Class Z HLIZX | April 30, 2026
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were
the
Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Equity (Institutional Class Z)	$ 39	0.73%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Equity Institutional Class Z (HLIZX) returned 12.92% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World ex US Index, increased 12.11% (net of source taxes).
Key Performance Factors
Energy and Information Technology (IT) were the best performing sectors during the period, spurred by the rising price of oil due to the US-Iran conflict and the continued strength of AI-related companies. Communication Services declined, dragged down by the poor performance of media & entertainment companies. Shares of the fastest-growing companies significantly outperformed, while the highest-quality and most-expensive companies underperformed. The Fund’s emphasis on fast-growing companies boosted its relative performance. The Fund also outpaced the index in IT, Consumer Staples, Emerging Markets, and Europe ex EMU, but lagged in Financials, Consumer Discretionary, and Japan.
Sector Analysis
In IT, the share prices of South Korea’s Samsung Electronics and Taiwan’s Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment. In Financials, India's HDFC Bank detracted as it reported slower deposit growth and the resignation of its Chairman.
Geographic Analysis
UK-based mining company Rio
Tinto
gained after reporting copper-equivalent volume growth and strong cash flows. Shares of Israeli customer-service software provider NICE fell as it raised revenue guidance but forecasted lower full-year profitability due to the costs of its acquisition of Germany’s Cognigy.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	HDFC Bank
Samsung Electronics	Sony
Rio Tinto	Naver
Lasertec	MercadoLibre
ASML	M3
The securities shown do
not
represent all holdings, and it should not be assumed that investment in
these securities has been or will be profitable. The following is available upon request: (1)
information
describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance
over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)
Average
Annual
Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	28.99	6.66	9.51
MSCI All Country World ex US Index	32.20	8.38	9.10
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 12,320.7M	Total advisory fees paid (after waiver/reimbursement)	$ 40.9M
Total number of holdings	68	Period portfolio turnover rate	11%
Graphical Representation of Holdings
The table and charts below show the investment makeup of
the
Fund; percentages indicated and graphical representations
are
based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4
by Sector
by Region

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 7/17/2017) reflects the performance of the Institutional Class (incepted 5/11/1994). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

International Equity
Semi-Annual Shareholder Report
Investor Class HLMNX | April 30, 2026
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to
hardingloevnerfunds@ntrs.com
.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Equity (Investor Class)	$ 61	1.15%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Equity Investor Class (HLMNX) returned 12.66% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World ex US Index, increased 12.11% (net of source taxes).
Key Performance Factors
Energy and Information Technology (IT) were the best performing sectors during the period, spurred by the rising price of oil due to the US-Iran conflict and the continued strength of AI-related companies. Communication Services declined, dragged down by the poor performance of media & entertainment companies. Shares of the fastest-growing companies significantly outperformed, while the highest-quality and most-expensive companies underperformed. The Fund’s emphasis on fast-growing companies boosted its relative performance. The Fund also outpaced the index in IT, Consumer Staples, Emerging Markets, and Europe ex EMU, but lagged in Financials, Consumer Discretionary, and Japan.
Sector Analysis
In IT, the share prices of South Korea’s Samsung Electronics and Taiwan’s Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment. In Financials, India's HDFC Bank detracted as it reported slower deposit growth and the resignation of its Chairman.
Geographic Analysis
UK-based mining company Rio Tinto gained after reporting copper-equivalent volume growth and strong cash flows. Shares of Israeli customer-service software provider NICE fell as it raised revenue guidance but forecasted lower full-year profitability due to the costs of its acquisition of Germany’s Cognigy.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	HDFC Bank
Samsung Electronics	Sony
Rio Tinto	Naver
Lasertec	MercadoLibre
ASML	M3
The securities shown do not represent all holdings, and it should not be assumed that investment in these s ecu
rities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings durin
g the
period. Contribution is the contribution to overall performa
n
ce over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	28.42	6.21	9.07
MSCI All Country World ex US Index	32.20	8.38	9.10
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 12,320.7M	Total advisory fees paid (after waiver/reimbursement)	$ 40.9M
Total number of holdings	68	Period portfolio turnover rate	11%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; per cent
ages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4
by Sector
by Region
Availability of Add
ition
al Info
rmat
ion
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

International Developed Markets Equity
Semi-Annual Shareholder Report
Institutional Class HLIDX | April 30, 2026
This semi-annual shareholder report contains important information about the International Developed Markets Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Developed Markets Equity (Institutional Class)	$ 42	0.80%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Developed Markets Equity Institutional Class (HLIDX) returned 12.96% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI World ex US Index, increased 10.72% (net of source taxes).
Key Performance Factors
Energy was the best performing sector during the period, spurred by the rising price of oil due to the US-Iran conflict. Materials also rose, with mining companies benefiting from higher gold and silver prices. Consumer Discretionary and Communication Services declined, due to the poor performance of consumer durables & apparel and media & entertainment companies, respectively. The Fund’s emphasis on fast-growing companies boosted its relative performance, while the highest-quality and most-expensive companies underperformed. The Fund also outpaced the index in Information Technology (IT), Industrials, and Europe ex EMU, but lagged in Financials, Consumer Discretionary, and Japan.
Sector Analysis
In IT, Samsung Electronics, ASML, and Disco Corp all gained strongly, reflecting broad-based strength of shares across the semiconductor supply chain. In Financials, Dutch payments processor Adyen fell sharply due to disappointing full-year guidance and concerns that AI-driven commerce could erode its competitive edge.
Geographic Analysis
UK-based mining company Rio Tinto gained after reporting copper-equivalent volume growth and strong cash flows. Shares of Israeli customer-service software provider NICE fell as it raised revenue guidance but forecasted lower full-year profitability due to the costs of its acquisition of Germany’s Cognigy.
Performance
🡱 Top Contributors	🡳 Top Detractors
Samsung Electronics	Sony
Lasertec	Adyen
TSMC	M3
Rio Tinto	Sea Limited
ASML	NICE
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the p eri
od.
Fund Performance
The following graph and chart compare the beginning and ending account values for the life of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	Since Inception
Fund	21.54	17.68
MSCI World ex US Index	26.33	21.67
MSCI EAFE Index	24.60	21.64
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Stat
ist
ics
During Reporting Period
Fund net assets	$ 93.5M	Total advisory fees paid (after waiver/reimbursement)	$ 0.3M
Total number of holdings	51	Period portfolio turnover rate	14%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Shell plc	4.3
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.8
AIA Group Ltd.	3.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Allianz SE, Reg S	3.1
Samsung Electronics Co., Ltd. - GDR, Reg S	3.1
Rio Tinto plc	3.1
ASML Holding NV	3.0
Banco Bilbao Vizcaya Argentaria SA	3.0
BAE Systems plc	3.0
by Sector
by Region
Material Fund Changes
Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Fund is entering into a transaction with a newly-created shell series, the Harding

Loevner International Developed Markets Select Equity

ETF, in order to convert the Fund into an exchange-traded fund (the "Transaction"). The Transaction is expected to be completed after the close of business on July 17, 2026 (or at such other date as agreed to by the parties of the Transaction).
This is a summary of certain changes to the Fund since November 1,

2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2027 at
HardingLoevnerFunds.com
or upon special request at
(877) 435-8105
.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of the se materials for as lo
ng as they r
ema
in a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

International Small Companies
Semi-Annual Shareholder Report
Institutional Class HLMRX | April 30, 2026
This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Small Companies (Institutional Class)	$ 56	1.11%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class (HLMRX) returned 5.18% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, increased 12.34% (net of source taxes).
1
Key Performance Factors
Energy and Information Technology (IT) were the best-performing sectors due to the rising price of oil following the US-Iran conflict and the continued strength of AI-related companies. Consumer Discretionary and Health Care were dragged down by the poor performance of consumer services and health care equipment & services stocks, respectively. Shares of the fastest-growing companies outperformed, while shares of the highest-quality and most-expensive companies underperformed, which weighed on the Fund’s relative performance. The Fund also lagged the index in IT, Materials, the European Monetary Union, and Japan while outperforming in Industrials and Pacific ex Japan.
Sector Analysis
Japanese software-testing business Shift detracted after the company’s management said lower utilization of its software testers was hurting operating margins. Shares of Senior, a UK-based supplier of thermal-management and fluid-conveyance systems, rose after receiving takeover offers.
Geographic Analysis
Shares of German real estate listings platform Scout24 declined as investors worried about the potential for AI to disrupt its business. Hong Kong-based semiconductor manufacturer ASM Pacific Technology reported strong quarterly results, boosted by AI-related infrastructure demand.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	Shift
Senior	Baltic Classifieds
Clarkson	Scout24
Silergy	Evotec
Airtel Africa	Yantai China Pet Foods
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broa
d-bas
ed index most relevant w
hen analy
zing the Fund’s p
erfor
mance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $100,000 initial investment in the Fund with an investment in

(i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	10.32	0.49	6.25
MSCI ACWI ex US Index	32.20	8.38	9.10
MSCI ACWI ex US Small Cap Index	34.14	6.70	8.73
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund
Sta
tistics
During Reporting Period
Fund net assets	$ 187.7M	Total advisory fees paid (after waiver/reimbursement)	$ 0.9M
Total number of holdings	85	Period portfolio turnover rate	19%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9
by Sector
by Region
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financia
l informatio
n, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

International Small Companies
Semi-Annual Shareholder Report
Institutional Class Z HLRZX | April 30, 2026
This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Small Companies (Institutional Class Z)	$ 51	1.00%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class Z (HLRZX) returned 5.19% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, increased 12.34% (net of source taxes).
1
Key Performance Factors
Energy and Information Technology (IT) were the best-performing sectors due to the rising price of oil following the US-Iran conflict and the continued strength of AI-related companies. Consumer Discretionary and Health Care were dragged down by the poor performance of consumer services and health care equipment & services stocks, respectively. Shares of the fastest-growing companies outperformed, while shares of the highest-quality and most-expensive companies underperformed, which weighed on the Fund’s relative performance. The Fund also lagged the index in IT, Materials, the European Monetary Union, and Japan while outperforming in Industrials and Pacific ex Japan.
Sector Analysis
Japanese software-testing business Shift detracted after the company’s management said lower utilization of its software testers was hurting operating margins. Shares of Senior, a UK-based supplier of thermal-management and fluid-conveyance systems, rose after receiving takeover offers.
Geographic Analysis
Shares of German real estate listings platform Scout24 declined as investors worried about the potential for AI to disrupt its business. Hong Kong-based semiconductor manufacturer ASM Pacific Technology reported strong quarterly results, boosted by AI-related infrastructure demand.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	Shift
Senior	Baltic Classifieds
Clarkson	Scout24
Silergy	Evotec
Airtel Africa	Yantai China Pet Foods
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broad-based index most relevant when analyzing the Fund’s p erform
ance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $5,000,000 initial investment in the Fund with an investment in

(i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $5,000,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	10.39	0.57	6.30
MSCI ACWI ex US Index	32.20	8.38	9.10
MSCI ACWI ex US Small Cap Index	34.14	6.70	8.73
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund S
tat
istics
During Reporting Period
Fund net assets	$ 187.7M	Total advisory fees paid (after waiver/reimbursement)	$ 0.9M
Total number of holdings	85	Period portfolio turnover rate	19%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9
by Sector
by Region
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, f inancial inf
ormation, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 4/4/2023) reflects the performance of the Institutional Class (incepted 6/30/2011) or the Investor Class (incepted 3/26/2007), respectively. Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

International Small Companies
Semi-Annual Shareholder Report
Investor Class
HLMSX | April 30, 2026
This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Small Companies (Investor Class)	$ 67	1.31%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Small Companies Investor Class (HLMSX) returned 5.09% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, increased 12.34% (net of source taxes).
1
Key Performance Factors
Energy and Information Technology (IT) were the best-performing sectors due to the rising price of oil following the US-Iran conflict and the continued strength of AI-related companies. Consumer Discretionary and Health Care were dragged down by the poor performance of consumer services and health care equipment & services stocks, respectively. Shares of the fastest-growing companies outperformed, while shares of the highest-quality and most-expensive companies underperformed, which weighed on the Fund’s relative performance. The Fund also lagged the index in IT, Materials, the European Monetary Union, and Japan while outperforming in Industrials and Pacific ex Japan.
Sector Analysis
Japanese software-testing business Shift detracted after the company’s management said lower utilization of its software testers was hurting operating margins. Shares of Senior, a UK-based supplier of thermal-management and fluid-conveyance systems, rose after receiving takeover offers.
Geographic Analysis
Shares of German real estate listings platform Scout24 declined as investors worried about the potential for AI to disrupt its business. Hong Kong-based semiconductor manufacturer ASM Pacific Technology reported strong quarterly results, boosted by AI-related infrastructure demand.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	Shift
Senior	Baltic Classifieds
Clarkson	Scout24
Silergy	Evotec
Airtel Africa	Yantai China Pet Foods
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

The Fund considers the non-broad-based index most relevant when analyzing the Fund’s pe rfor
mance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $10,000 initial investment in the Fund with an investment in

(i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $10,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	10.05	0.28	6.01
MSCI ACWI ex US Index	32.20	8.38	9.10
MSCI ACWI ex US Small Cap Index	34.14	6.70	8.73
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund
Sta
tistics
During Reporting Period
Fund net assets	$ 187.7M	Total advisory fees paid (after waiver/reimbursement)	$ 0.9M
Total number of holdings	85	Period portfolio turnover rate	19%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9
by Sector
by Region
Availability of Additional Information
You can find additional information about the Fund such as the pros pectus, financial inform
ation, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

Institutional Emerging Markets
Semi-Annual Shareholder Report
Institutional Class HLMEX | April 30, 2026
This semi-annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Institutional Emerging Markets (Institutional Class)	$ 56	1.05%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class (HLMEX) rose 15.23% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Emerging Markets Index, rose 15.13% in the same period (net of source taxes).
Key Performance Factors
Emerging markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Information Technology (IT) surged thanks to the enthusiasm for AI-related semiconductor and hardware stocks in Asia. Energy benefited from the oil price spike caused by the Middle East conflict. Communication Services and Consumer Discretionary stocks lagged. The Fund outperformed in IT and Energy, mitigating underperformance in Consumer Discretionary. The Fund’s overweight in high-quality companies was also helpful.
Sector Analysis
In IT, shares of Taiwan’s Aspeed surged on booming demand for its baseboard management chips used in AI servers. In Consumer Discretionary, Indian auto manufacturer Maruti Suzuki reported operating margins that fell short of expectations due to rising commodity prices and the temporary cost of ramping up new manufacturing facilities that should bolster the company’s growth.
Geographical Analysis
Aspeed and Delta Electronics in Taiwan both benefited from the buildout of AI infrastructure. Delta saw strong shipments for its liquid-to-air cooling systems and server power supplies. Shares of India’s HDFC Bank were pressured by slower deposit growth and the resignation of its Chairman; the bank quickly appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	TSMC
Delta Electronics	HDFC Bank
Tenaris	Maruti Suzuki
AirTAC	Sea Limited
Samsung Electronics	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund
Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $500,000 (USD)
Average
Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	42.83	1.55	6.33
MSCI Emerging Markets Index	46.68	6.05	9.23
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund S
tati
stics
During Reporting Period
Fund net assets	$ 532.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	70	Period portfolio turnover rate	95%
Graphic
al
Representatio
n of
Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4
Samsung Electronics Co., Ltd. - GDR, Reg S	5.3
SK hynix Inc.	5.0
Tencent Holdings Ltd.	4.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.3
ASPEED Technology Inc.	4.0
Delta Electronics Inc.	3.6
Contemporary Amperex Technology Co., Ltd., Class A	3.1
HDFC Bank Ltd.	2.8
Alibaba Group Holding Ltd.	2.6
by Sector
by Region
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

Institutional Emerging Markets
Semi-Annual Shareholder Report
Institutional Class Z HLEZX | April 30, 2026
This semi-annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Institutional Emerging Markets (Institutional Class Z)	$ 51	0.95%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class Z (HLEZX) rose 15.17% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Emerging Markets Index, rose 15.13% in the same period (net of source taxes).
Key Performance Factors
Emerging markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Information Technology (IT) surged thanks to the enthusiasm for AI-related semiconductor and hardware stocks in Asia. Energy benefited from the oil price spike caused by the Middle East conflict. Communication Services and Consumer Discretionary stocks lagged. The Fund outperformed in IT and Energy, mitigating underperformance in Consumer Discretionary. The Fund’s overweight in high-quality companies was also helpful.
Sector Analysis
In IT, shares of Taiwan’s Aspeed surged on booming demand for its baseboard management chips used in AI servers. In Consumer Discretionary, Indian auto manufacturer Maruti Suzuki reported operating margins that fell short of expectations due to rising commodity prices and the temporary cost of ramping up new manufacturing facilities that should bolster the company’s growth.
Geographical Analysis
Aspeed and Delta Electronics in Taiwan both benefited from the buildout of AI infrastructure. Delta saw strong shipments for its liquid-to-air cooling systems and server power supplies. Shares of India’s HDFC Bank were pressured by slower deposit growth and the resignation of its Chairman; the bank quickly appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	TSMC
Delta Electronics	HDFC Bank
Tenaris	Maruti Suzuki
AirTAC	Sea Limited
Samsung Electronics	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund
Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $5,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $5,000,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	42.86	1.63	6.48
MSCI Emerging Markets Index	46.68	6.05	9.23
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund
Sta
tistics
During Reporting Period
Fund net assets	$ 532.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	70	Period portfolio turnover rate	95%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4
Samsung Electronics Co., Ltd. - GDR, Reg S	5.3
SK hynix Inc.	5.0
Tencent Holdings Ltd.	4.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.3
ASPEED Technology Inc.	4.0
Delta Electronics Inc.	3.6
Contemporary Amperex Technology Co., Ltd., Class A	3.1
HDFC Bank Ltd.	2.8
Alibaba Group Holding Ltd.	2.6
by Sector
by Region
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

Frontier Emerging Markets
Semi-Annual Shareholder Report
Institutional Class HLFMX | April 30, 2026
This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Frontier Emerging Markets (Institutional Class)	$ 73	1.45%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class (HLFMX) rose 4.28% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 15.38% in the same period (net of source taxes).
Key Performance Factors
Frontier Emerging Markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Energy and Real Estate were the top-performing sectors. Europe and Latin America outperformed while Asian markets were hurt by the closing of the Strait of Hormuz. The Fund lagged the index, with weak holdings in Real Estate and Consumer Discretionary. Vietnam and Indonesia also detracted. European holdings helped relative returns.
Sector Analysis
Extreme weather and inflation hurt two Philippine holdings. Real Estate company SM Prime Holdings reported weak attendance at its malls and a decline in residential construction revenue. Jollibee Foods in Consumer Discretionary experienced weak revenue growth and rising input costs. In IT, shares of Thailand-based optical communications equipment manufacturer Fabrinet rose, supported by demand for components used in cloud computing, AI, and video streaming.
Geographic Analysis
Jollibee was the main detractor in the Philippines. In Vietnam, IT services business FPT declined due to concerns over the competitive threat from AI. Shares of Kazak uranium producer Kazatomprom were buoyed by strong prices and the prospect for increased nuclear power demand for AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Fabrinet	Baltic Classifieds
Kazatomprom	Jollibee Foods
Airtel Africa	Marsa Maroc
Banca Transilvania	Bank Central Asia
Helios Towers	EPAM
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	18.01	5.02	3.98
MSCI Frontier Emerging Markets Index	44.28	10.43	6.31
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net asse ts	$ 117.2M	Total advisory fees paid (after waiver/reimbursement)	$ 0.6M
Total number of holdings	55	Period portfolio turnover rate	13%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5
by Sector
by Region
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

Frontier Emerging Markets
Semi-Annual Shareholder Report
Institutional Class Z HLFZX | April 30, 2026
This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Frontier Emerging Markets (Institutional Class Z)	$ 63	1.25%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class Z (HLFZX) rose 4.34% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 15.38% in the same period (net of source taxes).
Key Performance Factors
Frontier Emerging Markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Energy and Real Estate were the top-performing sectors. Europe and Latin America outperformed while Asian markets were hurt by the closing of the Strait of Hormuz. The Fund lagged the index, with weak holdings in Real Estate and Consumer Discretionary. Vietnam and Indonesia also detracted. European holdings helped relative returns.
Sector Analysis
Extreme weather and inflation hurt two Philippine holdings. Real Estate company SM Prime Holdings reported weak attendance at its malls and a decline in residential construction revenue. Jollibee Foods in Consumer Discretionary experienced weak revenue growth and rising input costs. In IT, shares of Thailand-based optical communications equipment manufacturer Fabrinet rose, supported by demand for components used in cloud computing, AI, and video streaming.
Geographic Analysis
Jollibee was the main detractor in the Philippines. In Vietnam, IT services business FPT declined due to concerns over the competitive threat from AI. Shares of Kazak uranium producer Kazatomprom were buoyed by strong prices and the prospect for increased nuclear power demand for AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Fabrinet	Baltic Classifieds
Kazatomprom	Jollibee Foods
Airtel Africa	Marsa Maroc
Banca Transilvania	Bank Central Asia
Helios Towers	EPAM
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $2,500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $2,500,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	18.15	5.29	4.23
MSCI Frontier Emerging Markets Index	44.28	10.43	6.31
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund
Stat
istics
During Reporting Period
Fund net assets	$ 117.2M	Total advisory fees paid (after waiver/reimbursement)	$ 0.6M
Total number of holdings	55	Period portfolio turnover rate	13%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5
by Sector
by Region
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-
8105
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 3/1/2017) reflects the performance of the Institutional Class (incepted 5/27/2008). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

Frontier Emerging Markets
Semi-Annual Shareholder Report
Investor Class HLMOX | April 30, 2026
This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Frontier Emerging Markets (Investor Class)	$ 89	1.75%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Investor Class (HLMOX) rose 4.09% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 15.38% in the same period (net of source taxes).
Key Performance Factors
Frontier Emerging Markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Energy and Real Estate were the top-performing sectors. Europe and Latin America outperformed while Asian markets were hurt by the closing of the Strait of Hormuz. The Fund lagged the index, with weak holdings in Real Estate and Consumer Discretionary. Vietnam and Indonesia also detracted. European holdings helped relative returns.
Sector Analysis
Extreme weather and inflation hurt two Philippine holdings. Real Estate company SM Prime Holdings reported weak attendance at its malls and a decline in residential construction revenue. Jollibee Foods in Consumer Discretionary experienced weak revenue growth and rising input costs. In IT, shares of Thailand-based optical communications equipment manufacturer Fabrinet rose, supported by demand for components used in cloud computing, AI, and video streaming.
Geographic Analysis
Jollibee was the main detractor in the Philippines. In Vietnam, IT services business FPT declined due to concerns over the competitive threat from AI. Shares of Kazak uranium producer Kazatomprom were buoyed by strong prices and the prospect for increased nuclear power demand for AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Fabrinet	Baltic Classifieds
Kazatomprom	Jollibee Foods
Airtel Africa	Marsa Maroc
Banca Transilvania	Bank Central Asia
Helios Towers	EPAM
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	17.70	4.67	3.62
MSCI Frontier Emerging Markets Index	44.28	10.43	6.31
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fun
d Statis
tics
During Reporting Period
Fund net assets	$ 117.2M	Total advisory fees paid (after waiver/reimbursement)	$ 0.6M
Total number of holdings	55	Period portfolio turnover rate	13%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5
by Sector
by Region
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same
family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
(877)
435
-8105
and
we
will
begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2026 Harding Loevner

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7(a) of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

April 30, 2026

Family of Mutual Funds

Global Equity Portfolio
Advisor (HLMGX), Institutional (HLMVX), and Institutional Class Z (HLGZX) Classes

International Equity Portfolio
Investor (HLMNX), Institutional (HLMIX), and Institutional Class Z (HLIZX) Classes

International Developed Markets Equity Portfolio
Institutional Class (HLIDX)

International Small Companies Portfolio
Investor (HLMSX), Institutional (HLMRX), and Institutional Class Z (HLRZX) Classes

Institutional Emerging Markets Portfolio
Institutional (HLMEX) and Institutional Class Z (HLEZX) Classes

Frontier Emerging Markets Portfolio
Investor (HLMOX), Institutional Class (HLFMX), and Institutional Class Z (HLFZX) Classes

HARDING LOEVNER

Harding, Loevner Funds, Inc.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Canada - 1.1%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	95,201	$5,632,092
China - 3.7%
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	88,500	5,677,114
Tencent Holdings Ltd. (Media & Entertainment)†	232,000	14,085,888
		19,763,002
Denmark - 0.7%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	13,891	3,676,579
France - 4.3%
Safran SA (Capital Goods)†	16,357	5,215,329
Schneider Electric SE (Capital Goods)†	56,639	17,887,386
		23,102,715
Germany - 2.2%
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	110,345	7,415,704
SAP SE - Sponsored ADR (Software & Services)	26,794	4,541,315
		11,957,019
Hong Kong - 1.8%
AIA Group Ltd. (Insurance)†	878,805	9,679,034
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	186,360	4,735,408
Ireland - 1.3%
Ryanair Holdings plc - Sponsored ADR (Transportation)	127,632	6,975,089
Japan - 4.8%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	89,200	4,687,412
Keyence Corp. (Technology Hardware & Equipment)†	13,400	6,137,708
Sony Financial Group Inc. (Financial Services)†	5,466,100	4,902,304
Sony Group Corp. (Consumer Durables & Apparel)†	507,700	10,150,917
		25,878,341
Netherlands - 2.7%
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	10,004	14,441,796
	Shares	Value
COMMON STOCKS - 95.9% (continued)
Sweden - 1.1%
Epiroc AB, Class A (Capital Goods)†	205,117	$5,886,249
Switzerland - 2.2%
Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)†	17,175	7,031,858
SGS SA, Reg S (Commercial & Professional Services)†	46,451	5,039,338
		12,071,196
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	47,731	18,904,340
United Kingdom - 6.6%
AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)†	30,826	5,860,647
Compass Group plc (Consumer Services)†	272,758	7,714,976
Diploma plc (Capital Goods)†	75,353	7,132,699
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,639,876	7,565,239
Shell plc (Energy)†	153,022	6,946,462
		35,220,023
United States - 59.0%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	29,261	6,183,435
Accenture plc, Class A (Software & Services)	30,200	5,397,042
Adobe Inc. (Software & Services)*	24,501	6,029,696
Alphabet Inc., Class A (Media & Entertainment)	71,170	27,386,216
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	87,026	23,067,112
AMETEK Inc. (Capital Goods)	26,996	6,357,558
Amphenol Corp., Class A (Technology Hardware & Equipment)	70,557	10,390,929
Apple Inc. (Technology Hardware & Equipment)	25,253	6,852,402
Atkore Inc. (Capital Goods)	59,410	4,642,892
Booking Holdings Inc. (Consumer Services)	40,175	6,763,863
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	25,328	10,572,667

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
United States - 59.0% (continued)
CME Group Inc. (Financial Services)	27,598	$7,943,256
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	27,255	4,877,282
Deere & Co. (Capital Goods)	10,397	6,132,878
Elevance Health Inc. (Health Care Equipment & Services)	17,573	6,614,829
Equifax Inc. (Commercial & Professional Services)	25,394	4,417,032
Fabrinet (Technology Hardware & Equipment)*	8,128	5,555,244
HEICO Corp. (Capital Goods)	20,172	5,444,826
Honeywell International Inc. (Capital Goods)	37,769	8,095,030
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	29,472	6,774,139
Meta Platforms Inc., Class A (Media & Entertainment)	23,970	14,667,483
Microsoft Corp. (Software & Services)	41,631	16,976,289
Netflix Inc. (Media & Entertainment)*	151,293	14,162,538
NextEra Energy Inc. (Utilities)	58,311	5,707,481
Northrop Grumman Corp. (Capital Goods)	7,776	4,506,036
nVent Electric plc (Capital Goods)	50,839	7,264,893
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	97,504	19,458,873
Progressive Corp. (Insurance)	45,263	9,110,537
Reinsurance Group of America Inc. (Insurance)	56,548	11,957,640
SLB Ltd. (Energy)	153,064	8,706,280
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	11,587	5,549,710
Tradeweb Markets Inc., Class A (Financial Services)	90,168	10,211,526
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	25,545	10,917,422
Visa Inc., Class A (Financial Services)	25,700	8,476,888
		317,171,924
Total Common Stocks (Cost $336,460,331)		$515,094,807

	Shares	Value
PREFERRED STOCKS - 3.2%
South Korea - 3.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.41% (Technology Hardware & Equipment)†+	6,174	$16,908,516

Total Preferred Stocks (Cost $14,356,952)		$16,908,516

SHORT TERM INVESTMENTS - 0.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.52% (Money Market Funds)	4,379,881	4,379,881

Total Short Term Investments (Cost $4,379,881)		$4,379,881

Total Investments — 99.9%
(Cost $355,197,164)		$536,383,204
Other Assets Less Liabilities - 0.1%		775,480
Net Assets — 100.0%		$537,158,684

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

Industry	Percentage of Net Assets
Banks	0.9%
Capital Goods	15.7
Commercial & Professional Services	1.7
Consumer Discretionary Distribution & Retail	4.3
Consumer Durables & Apparel	1.9
Consumer Services	2.8
Consumer Staples Distribution & Retail	1.1
Energy	2.9
Financial Services	5.9
Health Care Equipment & Services	1.2
Insurance	5.7
Media & Entertainment	13.0
Pharmaceuticals, Biotechnology & Life Sciences	11.8
Semiconductors & Semiconductor Equipment	13.2
Software & Services	6.1
Technology Hardware & Equipment	8.5
Transportation	1.3
Utilities	1.1
Money Market Fund	0.8
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Canada - 5.1%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	2,502,120	$148,025,445
Canadian National Railway Co. (Transportation)	1,197,216	134,243,830
Manulife Financial Corp. (Insurance)	8,910,356	350,348,324
		632,617,599
China - 8.3%
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	5,387,657	345,608,399
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	32,342,288	102,051,905
NetEase Inc. - ADR (Media & Entertainment)	985,236	115,775,082
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	15,815,000	128,593,826
SF Holding Co., Ltd., Class A (Transportation)†	21,200,800	115,568,946
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	2,297,464	56,688,190
Tencent Holdings Ltd. (Media & Entertainment)†	2,507,810	152,261,772
		1,016,548,120
Denmark - 1.0%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	474,766	125,657,959
France - 5.2%
Air Liquide SA (Materials)†	611,562	131,644,524
Dassault Systemes SE (Software & Services)†	3,220,452	72,672,211
L'Oreal SA (Household & Personal Products)†	361,060	154,880,722
Safran SA (Capital Goods)†	339,972	108,397,983
Schneider Electric SE (Capital Goods)†	540,548	170,712,600
		638,308,040
Germany - 4.4%
Allianz SE, Reg S (Insurance)†	627,664	286,961,687
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	2,395,034	160,957,572
Symrise AG (Materials)†	1,003,108	88,670,238
		536,589,497
Hong Kong - 3.7%
AIA Group Ltd. (Insurance)†	28,866,574	317,932,355
	Shares	Value
COMMON STOCKS - 96.5% (continued)
Hong Kong - 3.7% (continued)
Techtronic Industries Co., Ltd. (Capital Goods)†	9,073,000	$132,133,089
		450,065,444
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	4,424,428	112,424,715
Indonesia - 0.8%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	562,276,500	92,666,503
Ireland - 0.8%
Ryanair Holdings plc - Sponsored ADR (Transportation)	1,866,193	101,987,447
Israel - 0.7%
Nice Ltd. - Sponsored ADR (Software & Services)*	849,292	86,644,770
Japan - 13.9%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,865,200	255,663,635
Daifuku Co., Ltd. (Capital Goods)†	3,973,700	173,602,687
Disco Corp. (Semiconductors & Semiconductor Equipment)†	254,200	122,393,495
Keyence Corp. (Technology Hardware & Equipment)†	236,534	108,341,533
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	851,200	236,107,147
M3 Inc. (Health Care Equipment & Services)†	14,761,167	142,235,122
Obic Co., Ltd. (Software & Services)†	2,784,300	73,497,132
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	2,947,500	137,594,535
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	6,241,900	127,326,636
Sony Group Corp. (Consumer Durables & Apparel)†	8,791,400	175,774,625
Sysmex Corp. (Health Care Equipment & Services)†	9,015,821	79,364,010
Unicharm Corp. (Household & Personal Products)†	13,354,000	77,989,741
		1,709,890,298
Mexico - 3.2%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,268,355	268,210,295

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5% (continued)
Mexico - 3.2% (continued)
Grupo Financiero Banorte SAB de CV, Series O (Banks)	11,916,263	$129,391,577
		397,601,872
Netherlands - 3.6%
Adyen NV (Financial Services)*^†	134,536	152,241,985
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	204,945	295,859,040
		448,101,025
Peru - 1.5%
Credicorp Ltd. (Banks)	585,171	189,694,883
Singapore - 1.9%
DBS Group Holdings Ltd. (Banks)†	3,988,918	184,014,722
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	577,647	49,030,677
		233,045,399
South Korea - 5.4%
NAVER Corp. (Media & Entertainment)†	1,222,736	175,642,896
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	130,672	489,825,497
		665,468,393
Spain - 4.3%
Amadeus IT Group SA (Consumer Services)†	3,980,433	228,915,409
Banco Bilbao Vizcaya Argentaria SA (Banks)†	13,380,085	295,917,900
		524,833,309
Sweden - 7.1%
Alfa Laval AB (Capital Goods)†	3,995,278	238,872,232
Assa Abloy AB, Class B (Capital Goods)†	3,696,304	141,444,300
Atlas Copco AB, Class A (Capital Goods)†	5,718,787	110,615,945
Epiroc AB, Class A (Capital Goods)†	6,164,216	176,894,710
Skandinaviska Enskilda Banken AB, Class A (Banks)†	10,432,505	205,281,603
		873,108,790
Switzerland - 3.6%
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	854,876	127,052,591
Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)†	617,940	252,999,500
	Shares	Value
COMMON STOCKS - 96.5% (continued)
Switzerland - 3.6% (continued)
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	304,216	$66,596,955
		446,649,046
Taiwan - 8.0%
Delta Electronics Inc. (Technology Hardware & Equipment)†	6,295,000	434,619,003
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,403,954	556,050,021
		990,669,024
United Kingdom - 11.9%
AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)†	680,150	129,310,300
BAE Systems plc (Capital Goods)†	9,974,547	277,399,325
Compass Group plc (Consumer Services)†	5,024,295	142,112,477
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	43,428,421	200,348,329
Rio Tinto plc (Materials)†	2,979,267	297,651,792
Shell plc (Energy)†	9,191,871	417,266,671
Shell plc - ADR (Energy)	91,000	8,250,970
		1,472,339,864
United States - 1.2%
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	82,785	148,402,875

Total Common Stocks (Cost $7,088,141,293)		$11,893,314,872

SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.52% (Money Market Funds)	407,285,609	407,285,609

Total Short Term Investments (Cost $407,285,609)		$407,285,609

Total Investments — 99.8%
(Cost $7,495,426,902)		$12,300,600,481
Other Assets Less Liabilities - 0.2%		20,134,759
Net Assets — 100.0%		$12,320,735,240

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 1.2% of net assets as of April 30, 2026, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	9.0%
Capital Goods	15.2
Commercial & Professional Services	1.1
Consumer Discretionary Distribution & Retail	1.6
Consumer Durables & Apparel	2.2
Consumer Services	3.1
Consumer Staples Distribution & Retail	1.2
Energy	3.5
Financial Services	1.2
Food, Beverage & Tobacco	2.2
Health Care Equipment & Services	2.9
Household & Personal Products	1.8
Insurance	8.9
Materials	4.2
Media & Entertainment	3.6
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Semiconductors & Semiconductor Equipment	11.1
Software & Services	1.9
Technology Hardware & Equipment	8.4
Telecommunication Services	0.8
Transportation	2.8
Money Market Fund	3.3
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio

Portfolio of Investments

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Canada - 6.4%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	31,347	$1,854,489
Canadian National Railway Co. (Transportation)	11,947	1,339,617
Manulife Financial Corp. (Insurance)	69,893	2,748,176
		5,942,282
Denmark - 1.4%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,880	1,291,607
France - 7.6%
Air Liquide SA (Materials)†	6,310	1,358,287
Dassault Systemes SE (Software & Services)†	34,022	767,735
L'Oreal SA (Household & Personal Products)†	4,670	2,003,249
Safran SA (Capital Goods)†	3,775	1,203,636
Schneider Electric SE (Capital Goods)†	5,513	1,741,082
		7,073,989
Germany - 6.1%
Allianz SE, Reg S (Insurance)†	6,469	2,957,562
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	27,601	1,854,917
Symrise AG (Materials)†	10,241	905,259
		5,717,738
Hong Kong - 5.0%
AIA Group Ltd. (Insurance)†	304,800	3,357,024
Techtronic Industries Co., Ltd. (Capital Goods)†	90,500	1,317,981
		4,675,005
Ireland - 1.1%
Ryanair Holdings plc - Sponsored ADR (Transportation)	19,362	1,058,133
Israel - 0.9%
Nice Ltd. - Sponsored ADR (Software & Services)*	8,307	847,480
Japan - 19.2%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	47,800	2,511,864
Daifuku Co., Ltd. (Capital Goods)†	40,700	1,778,098
Disco Corp. (Semiconductors & Semiconductor Equipment)†	2,900	1,396,307
Keyence Corp. (Technology Hardware & Equipment)†	2,300	1,053,487
	Shares	Value
COMMON STOCKS - 96.6% (continued)
Japan - 19.2% (continued)
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	9,700	$2,690,601
M3 Inc. (Health Care Equipment & Services)†	143,800	1,385,623
Obic Co., Ltd. (Software & Services)†	31,300	826,226
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	27,600	1,288,417
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	72,000	1,468,706
Sony Group Corp. (Consumer Durables & Apparel)†	97,100	1,941,411
Sysmex Corp. (Health Care Equipment & Services)†	93,100	819,536
Unicharm Corp. (Household & Personal Products)†	137,100	800,688
		17,960,964
Netherlands - 4.6%
Adyen NV (Financial Services)*^†	1,299	1,469,959
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	1,947	2,810,693
		4,280,652
Singapore - 2.5%
DBS Group Holdings Ltd. (Banks)†	40,000	1,845,259
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	6,344	538,479
		2,383,738
South Korea - 3.1%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	786	2,946,330
Spain - 5.3%
Amadeus IT Group SA (Consumer Services)†	37,539	2,158,875
Banco Bilbao Vizcaya Argentaria SA (Banks)†	125,453	2,774,555
		4,933,430
Sweden - 9.1%
Alfa Laval AB (Capital Goods)†	38,084	2,276,990
Assa Abloy AB, Class B (Capital Goods)†	34,657	1,326,199
Atlas Copco AB, Class A (Capital Goods)†	59,917	1,158,948
Epiroc AB, Class A (Capital Goods)†	61,688	1,770,263

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Sweden - 9.1% (continued)
Skandinaviska Enskilda Banken AB, Class A (Banks)†	100,550	$1,978,534
		8,510,934
Switzerland - 5.0%
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	9,946	1,478,185
Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)†	6,140	2,513,864
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	3,019	660,899
		4,652,948
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	8,867	3,511,864
United Kingdom - 15.5%
AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)†	6,097	1,159,163
BAE Systems plc (Capital Goods)†	98,936	2,751,481
Compass Group plc (Consumer Services)†	55,405	1,567,134
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	453,451	2,091,906
Rio Tinto plc (Materials)†	29,072	2,904,517
Shell plc (Energy)†	88,331	4,009,802
		14,484,003
Total Common Stocks (Cost $67,724,031)		$90,271,097

SHORT TERM INVESTMENTS - 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.52% (Money Market Funds)	3,038,104	3,038,104

Total Short Term Investments (Cost $3,038,104)		$3,038,104

Total Investments — 99.8%
(Cost $70,762,135)		$93,309,201
Other Assets Less Liabilities - 0.2%		156,620
Net Assets — 100.0%		$93,465,821

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 1.6% of net assets as of April 30, 2026, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	7.0%
Capital Goods	16.5
Commercial & Professional Services	1.4
Consumer Discretionary Distribution & Retail	0.6
Consumer Durables & Apparel	2.1
Consumer Services	4.0
Consumer Staples Distribution & Retail	2.0
Energy	4.3
Financial Services	1.6
Health Care Equipment & Services	3.1
Household & Personal Products	2.9
Insurance	9.7
Materials	5.6
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Semiconductors & Semiconductor Equipment	13.2
Software & Services	2.6
Technology Hardware & Equipment	4.2
Transportation	2.5
Money Market Fund	3.2
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Argentina - 1.5%
Vista Energy SAB de CV - ADR (Energy)*	38,755	$2,880,272
Bangladesh - 0.7%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	753,636	1,300,401
Belgium - 1.7%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	260	3,148,687
Brazil - 0.9%
XP Inc., Class A (Financial Services)	90,256	1,729,305
Canada - 1.9%
Kinaxis Inc. (Software & Services)*	35,320	3,649,140
China - 6.1%
Haitian International Holdings Ltd. (Capital Goods)†	440,000	1,188,465
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	617,000	2,838,584
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	58,530	1,222,281
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	565,100	2,298,475
TravelSky Technology Ltd., Class H (Consumer Services)†	2,072,000	2,572,170
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	258,499	1,285,253
		11,405,228
Finland - 1.7%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	55,577	3,261,992
France - 3.7%
IPSOS SA (Media & Entertainment)†	35,094	1,485,192
Rubis SCA (Utilities)†	134,100	5,535,887
		7,021,079
Germany - 10.8%
Atoss Software SE (Software & Services)†	23,758	2,215,654
Bechtle AG (Software & Services)†	66,216	2,254,380
Brenntag SE (Capital Goods)†	22,449	1,634,191
FUCHS SE (Materials)†	86,787	3,329,368
	Shares	Value
COMMON STOCKS - 99.1% (continued)
Germany - 10.8% (continued)
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	46,439	$4,182,735
Nemetschek SE (Software & Services)†	8,986	651,812
Pfeiffer Vacuum Technology AG (Capital Goods)†	14,168	2,783,557
Scout24 SE (Media & Entertainment)^†	27,773	2,316,779
TeamViewer SE (Software & Services)*^†	154,704	862,695
		20,231,171
Hong Kong - 0.9%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	83,100	1,751,910
India - 2.2%
Max Financial Services Ltd. (Insurance)*†	193,273	3,252,896
SH Kelkar & Co., Ltd. (Materials)^†	607,090	942,908
		4,195,804
Israel - 0.7%
Nice Ltd. - Sponsored ADR (Software & Services)*	13,465	1,373,699
Italy - 3.1%
Carel Industries SpA (Capital Goods)^†	63,101	1,927,013
DiaSorin SpA (Health Care Equipment & Services)†	17,344	1,182,260
Reply SpA (Software & Services)†	23,679	2,636,104
		5,745,377
Japan - 15.1%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	73,000	2,525,948
Asahi Intecc Co., Ltd. (Health Care Equipment & Services)†	154,700	3,303,361
GMO Payment Gateway Inc. (Financial Services)†	48,000	2,397,060
Harmonic Drive Systems Inc. (Capital Goods)†	9,955	335,395
JCU Corp. (Materials)†	21,800	931,450
M3 Inc. (Health Care Equipment & Services)†	236,700	2,280,785
MISUMI Group Inc. (Capital Goods)†	141,000	3,259,007
Rakus Co., Ltd. (Software & Services)†	344,300	1,898,397
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	233,400	3,437,770

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 99.1% (continued)
Japan - 15.1% (continued)
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	299,400	$3,103,663
SHIFT Inc. (Software & Services)*†	361,500	1,533,305
Sony Financial Group Inc. (Financial Services)†	2,865,500	2,569,940
Sysmex Corp. (Health Care Equipment & Services)†	82,800	728,868
		28,304,949
Lithuania - 1.9%
Artea Bankas AB (Banks)†	3,355,598	3,592,364
Malaysia - 1.5%
Dialog Group Bhd. (Energy)†	1,967,040	1,119,070
TIME dotCom Bhd. (Telecommunication Services)†	1,088,300	1,656,202
		2,775,272
Mexico - 2.4%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	591,984	2,254,951
Megacable Holdings SAB de CV (Media & Entertainment)	655,500	2,294,635
		4,549,586
Netherlands - 0.6%
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)†	4,077	1,191,768
Norway - 1.0%
Medistim ASA (Health Care Equipment & Services)†	76,974	1,873,271
Panama - 1.3%
Copa Holdings SA, Class A (Transportation)	20,991	2,428,239
Peru - 0.9%
Ferreycorp SAA (Capital Goods)	1,487,221	1,606,867
Philippines - 0.8%
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	13,965,100	1,413,571
Poland - 0.7%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	151,950	1,248,871
Romania - 0.6%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	387,328	1,072,241
South Korea - 0.7%
Cheil Worldwide Inc. (Media & Entertainment)†	89,387	1,212,785
	Shares	Value
COMMON STOCKS - 99.1% (continued)
Spain - 1.8%
Bankinter SA (Banks)†	74,258	$1,237,428
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	1,458,781	2,040,054
		3,277,482
Sweden - 2.5%
Cellavision AB (Health Care Equipment & Services)†	111,735	1,473,485
Dynavox Group AB (Technology Hardware & Equipment)*†	114,132	1,021,266
Hexpol AB (Materials)†	154,559	1,264,843
Paradox Interactive AB (Media & Entertainment)†	67,321	984,817
		4,744,411
Switzerland - 5.5%
Belimo Holding AG, Reg S (Capital Goods)†	2,561	2,362,426
Bossard Holding AG, Class A, Reg S (Capital Goods)†	9,955	2,042,927
Burckhardt Compression Holding AG (Capital Goods)†	3,787	2,535,577
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	17,416	2,629,292
Temenos AG, Reg S (Software & Services)†	8,398	794,515
		10,364,737
Taiwan - 4.4%
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	8,000	4,198,436
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	290,000	3,991,168
		8,189,604
Thailand - 0.7%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	251,900	1,394,829
United Kingdom - 17.5%
Airtel Africa plc (Telecommunication Services)^†	592,269	2,874,084
Autotrader Group plc (Media & Entertainment)^†	147,115	992,585
Baltic Classifieds Group plc (Media & Entertainment)†	1,344,362	3,565,623
Clarkson plc (Transportation)†	88,686	5,845,333
Cranswick plc (Food, Beverage & Tobacco)†	58,880	4,324,380
Croda International plc (Materials)†	58,028	2,272,837
Diploma plc (Capital Goods)†	41,288	3,908,204

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 99.1% (continued)
United Kingdom - 17.5% (continued)
Games Workshop Group plc (Consumer Durables & Apparel)†	8,413	$2,230,361
Grafton Group plc (Capital Goods)†	117,976	1,410,948
Rathbones Group plc (Financial Services)†	54,390	1,462,324
Spirax Group plc (Capital Goods)†	28,086	2,767,298
YouGov plc (Media & Entertainment)†	473,741	1,224,771
		32,878,748
Vietnam - 3.3%
FPT Corp. (Software & Services)†	623,715	1,785,875
Hoa Phat Group JSC (Materials)*†	4,127,202	4,351,209
		6,137,084
Total Common Stocks (Cost $135,599,178)		$185,950,744

SHORT TERM INVESTMENTS - 0.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.52% (Money Market Funds)	1,003,576	1,003,576

Total Short Term Investments (Cost $1,003,576)		$1,003,576

Total Investments — 99.6%
(Cost $136,602,754)		$186,954,320
Other Assets Less Liabilities - 0.4%		752,567
Net Assets — 100.0%		$187,706,887

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 5.9%
of net assets as of April 30, 2026, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	2.6%
Capital Goods	16.0
Consumer Discretionary Distribution & Retail	1.5
Consumer Durables & Apparel	1.2
Consumer Services	1.4
Energy	2.7
Financial Services	4.4
Food, Beverage & Tobacco	9.4
Health Care Equipment & Services	8.1
Household & Personal Products	1.8
Insurance	2.8
Materials	7.0
Media & Entertainment	7.5
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Semiconductors & Semiconductor Equipment	5.9
Software & Services	10.4
Technology Hardware & Equipment	2.9
Telecommunication Services	2.4
Transportation	4.4
Utilities	2.9
Money Market Fund	0.5
Total Investments	99.6
Other Assets Less Liabilities	0.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Brazil - 4.4%
B3 SA - Brasil Bolsa Balcao (Financial Services)*	1,372,900	$4,998,866
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	673,230	1,849,010
Raia Drogasil SA (Consumer Staples Distribution & Retail)	1,876,643	8,314,865
WEG SA (Capital Goods)	892,852	8,088,643
		23,251,384
China - 23.2%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	840,398	13,809,833
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	261,579	16,779,817
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,090,936	2,813,186
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	542,200	8,410,210
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	975,000	2,535,495
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	471,002	5,604,130
NetEase Inc. (Media & Entertainment)†	370,400	8,618,370
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,487,000	12,090,991
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	1,312,000	3,939,299
SF Holding Co., Ltd., Class A (Transportation)†	886,918	4,834,732
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	374,367	7,817,901
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	143,300	3,535,819
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	532,410	3,203,846
Tencent Holdings Ltd. (Media & Entertainment)†	379,555	23,044,695
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	418,300	6,775,531
		123,813,855
Egypt - 1.5%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	3,222,798	8,020,322
	Shares	Value
COMMON STOCKS - 94.1% (continued)
Hong Kong - 4.2%
AIA Group Ltd. (Insurance)†	803,956	$8,854,657
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	236,024	4,975,847
Techtronic Industries Co., Ltd. (Capital Goods)†	570,761	8,312,181
		22,142,685
India - 8.9%
Bajaj Auto Ltd. (Automobiles & Components)†	28,696	3,040,088
HDFC Bank Ltd. (Banks)†	1,804,135	14,769,423
HDFC Life Insurance Co., Ltd. (Insurance)^†	715,606	4,447,320
ICICI Bank Ltd. (Banks)†	635,551	8,505,218
Maruti Suzuki India Ltd. (Automobiles & Components)†	61,647	8,705,151
Supreme Industries Ltd. (Capital Goods)†	63,284	2,424,185
Tata Consultancy Services Ltd. (Software & Services)†	206,533	5,401,457
		47,292,842
Indonesia - 1.1%
Bank Central Asia Tbk PT (Banks)†	5,571,329	1,892,645
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	15,258,386	2,650,735
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	9,337,400	1,538,859
		6,082,239
Italy - 2.6%
Tenaris SA - ADR (Energy)	214,437	13,702,524
Kazakhstan - 1.9%
Kaspi.KZ JSC - ADR (Financial Services)	51,639	4,432,692
NAC Kazatomprom JSC - GDR, Reg S (Energy)†	66,637	5,908,563
		10,341,255
Kenya - 1.1%
Safaricom plc (Telecommunication Services)†	25,656,582	5,896,751
Mexico - 2.8%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	57,891	6,845,032
Grupo Financiero Banorte SAB de CV, Series O (Banks)	513,729	5,578,276
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	807,025	2,544,172
		14,967,480

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Panama - 0.6%
Copa Holdings SA, Class A (Transportation)	26,606	$3,077,782
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)*‡#	36,588,248	—
Saudi Arabia - 1.9%
Al Rajhi Bank (Banks)†	275,015	5,036,900
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	107,190	5,230,009
		10,266,909
Singapore - 0.7%
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	41,729	3,541,958
South Africa - 2.6%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	261,422	4,123,940
Discovery Ltd. (Insurance)†	291,010	4,516,046
Standard Bank Group Ltd. (Banks)†	256,232	4,927,686
		13,567,672
South Korea - 12.6%
Cheil Worldwide Inc. (Media & Entertainment)†	265,194	3,598,100
Coway Co., Ltd. (Consumer Durables & Apparel)†	82,532	4,807,290
NAVER Corp. (Media & Entertainment)†	26,684	3,833,088
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	7,492	28,083,849
SK hynix Inc. (Semiconductors & Semiconductor Equipment)†	30,435	26,781,785
		67,104,112
Taiwan - 17.9%
Airtac International Group (Capital Goods)†	268,783	12,422,002
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	40,668	21,342,749
Delta Electronics Inc. (Technology Hardware & Equipment)†	274,950	18,983,081
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	215,181	2,281,307
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,663,545	11,828,220
	Shares	Value
COMMON STOCKS - 94.1% (continued)
Taiwan - 17.9% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	422,527	$28,684,744
		95,542,103
Thailand - 0.4%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	412,055	2,281,645
United Arab Emirates - 1.1%
Emaar Properties PJSC (Real Estate Management & Development)†	1,741,112	5,634,596
United Kingdom - 1.0%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	88,974	5,178,870
United States - 1.8%
EPAM Systems Inc. (Software & Services)*	22,690	2,581,668
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	3,779	6,774,349
		9,356,017
Vietnam - 1.8%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	3,057,700	9,822,658

Total Common Stocks (Cost $378,245,669)		$500,885,659

PREFERRED STOCKS - 2.1%
Brazil - 1.2%
Itau Unibanco Holding SA - Sponsored ADR, 3.76% (Banks)+	759,502	6,607,667
Colombia - 0.6%
Grupo Cibest SA - ADR, 7.18% (Banks)+	43,079	2,937,557
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.41% (Technology Hardware & Equipment)†+	663	1,815,735

Total Preferred Stocks (Cost $3,347,868)		$11,360,959

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 4.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.52% (Money Market Funds)	22,989,025	$22,989,025

Total Short Term Investments (Cost $22,989,025)		$22,989,025

Total Investments — 100.5%
(Cost $404,582,562)		$535,235,643
Liabilities Less Other Assets - (0.5)%		(2,572,501)
Net Assets — 100.0%		$532,663,142

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 0.8% of net assets as of April 30, 2026, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
#
Following the December 19, 2025 reorganization of the
Emerging Markets Portfolio into the Portfolio
("Reorganization"), 20,812,636 additional shares of Sberbank were not transferred to the Portfolio due to applicable U.S.
sanctions. Pursuant to the Plan of Reorganization approved by the Board of Directors, as soon as legally permissible and
reasonably practicable to do so, these shares, or the net
proceeds from their sale or disposition, will be transferred to the Portfolio for no additional consideration. Please see
Note 15 for further details regarding the Reorganization.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.2%
Banks	11.3
Capital Goods	11.8
Consumer Discretionary Distribution & Retail	6.8
Consumer Durables & Apparel	3.4
Consumer Staples Distribution & Retail	2.9
Energy	3.7
Financial Services	1.7
Food, Beverage & Tobacco	2.3
Health Care Equipment & Services	1.1
Insurance	6.7
Media & Entertainment	7.3
Pharmaceuticals, Biotechnology & Life Sciences	1.3
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	15.3
Software & Services	1.5
Technology Hardware & Equipment	12.9
Telecommunication Services	1.4
Transportation	1.5
Money Market Fund	4.3
Total Investments	100.5
Liabilities Less Other Assets	(0.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 91.3%
Bangladesh - 1.8%
BRAC Bank plc (Banks)†	1,724,234	$1,023,713
GrameenPhone Ltd. (Telecommunication Services)†	160,761	317,403
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	447,046	771,379
		2,112,495
Colombia - 2.7%
Cementos Argos SA - Sponsored ADR (Materials)	196,131	3,207,311
Egypt - 2.7%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	1,280,435	3,186,517
Indonesia - 3.2%
Bank Central Asia Tbk PT (Banks)†	3,321,600	1,128,386
Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)†	36,171,100	1,282,664
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	5,847,900	442,086
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	5,371,900	885,321
		3,738,457
Kazakhstan - 10.2%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	98,723	3,387,130
Kaspi.KZ JSC - ADR (Financial Services)	47,395	4,068,387
NAC Kazatomprom JSC - GDR, Reg S (Energy)†	50,201	4,451,217
		11,906,734
Kenya - 3.5%
Equity Group Holdings plc (Banks)†	1,813,400	1,032,046
KCB Group plc (Banks)†	1,836,400	952,833
Safaricom plc (Telecommunication Services)†	9,319,550	2,141,948
		4,126,827
Morocco - 8.3%
Akdital Holding (Health Care Equipment & Services)†	15,611	2,061,853
Attijariwafa Bank (Banks)†	20,418	1,549,351
Itissalat Al-Maghrib (Telecommunication Services)†	150,844	1,561,656
	Shares	Value
COMMON STOCKS - 91.3% (continued)
Morocco - 8.3% (continued)
Societe d'Exploitation des Ports (Transportation)†	50,097	$4,541,164
		9,714,024
Peru - 6.0%
Alicorp SAA (Food, Beverage & Tobacco)	310,289	1,017,254
Credicorp Ltd. (Banks)	16,006	5,188,665
Ferreycorp SAA (Capital Goods)	808,822	873,891
		7,079,810
Philippines - 13.0%
Bank of the Philippine Islands (Banks)†	1,123,450	1,640,709
BDO Unibank Inc. (Banks)†	954,041	1,783,104
Century Pacific Food Inc. (Food, Beverage & Tobacco)†	1,806,700	838,514
International Container Terminal Services Inc. (Transportation)†	444,130	5,167,161
Jollibee Foods Corp. (Consumer Services)†	901,150	2,333,020
SM Prime Holdings Inc. (Real Estate Management & Development)†	7,194,300	2,225,434
Universal Robina Corp. (Food, Beverage & Tobacco)†	798,550	796,381
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	5,018,300	507,961
		15,292,284
Poland - 0.5%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	72,445	595,422
Romania - 5.2%
Banca Transilvania SA (Banks)†	609,758	5,000,288
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	383,678	1,062,136
		6,062,424
Saudi Arabia - 2.6%
Al Rajhi Bank (Banks)†	48,390	886,264
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	11,542	563,157
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	85,682	1,554,413
		3,003,834
Slovenia - 2.1%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	8,638	2,475,720

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 91.3% (continued)
Thailand - 0.7%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	141,900	$785,734
United Arab Emirates - 1.0%
Agthia Group PJSC (Food, Beverage & Tobacco)†	444,858	452,115
Emaar Properties PJSC (Real Estate Management & Development)†	217,050	702,418
		1,154,533
United Kingdom - 6.7%
Airtel Africa plc (Telecommunication Services)^†	763,308	3,704,078
Baltic Classifieds Group plc (Media & Entertainment)†	642,671	1,704,543
Helios Towers plc (Telecommunication Services)*†	901,871	2,460,646
		7,869,267
United States - 4.5%
EPAM Systems Inc. (Software & Services)*	8,272	941,188
Fabrinet (Technology Hardware & Equipment)*	5,017	3,428,969
Globant SA (Software & Services)*	21,599	890,527
		5,260,684
Vietnam - 16.6%
Bank for Foreign Trade of Vietnam JSC (Banks)†	1,688,135	3,823,183
FPT Corp. (Software & Services)†	807,475	2,312,033
Hoa Phat Group JSC (Materials)*†	3,992,802	4,209,514
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,581,100	5,079,179
Sai Gon Cargo Service Corp. (Transportation)†	388,894	776,648
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	827,420	1,488,921
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	770,394	1,790,088
		19,479,566
Total Common Stocks (Cost $72,568,616)		$107,051,643

	Shares	Value
PREFERRED STOCKS - 3.6%
Colombia - 3.6%
Grupo Cibest SA - ADR, 7.18% (Banks)+	62,769	$4,280,218

Total Preferred Stocks (Cost $1,660,989)		$4,280,218

SHORT TERM INVESTMENTS - 4.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.52% (Money Market Funds)	5,344,444	5,344,444

Total Short Term Investments (Cost $5,344,444)		$5,344,444

Total Investments — 99.5%
(Cost $79,574,049)		$116,676,305
Other Assets Less Liabilities - 0.5%		530,247
Net Assets — 100.0%		$117,206,552

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 3.7%
of net assets as of April 30, 2026, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2026 (unaudited)

Industry	Percentage of Net Assets
Banks	29.7%
Capital Goods	0.7
Consumer Discretionary Distribution & Retail	6.3
Consumer Services	2.0
Consumer Staples Distribution & Retail	0.4
Energy	4.7
Financial Services	3.5
Food, Beverage & Tobacco	5.5
Health Care Equipment & Services	3.8
Insurance	0.5
Materials	6.3
Media & Entertainment	1.4
Pharmaceuticals, Biotechnology & Life Sciences	2.7
Real Estate Management & Development	2.5
Software & Services	3.6
Technology Hardware & Equipment	2.9
Telecommunication Services	9.4
Transportation	9.0
Money Market Fund	4.6
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global Equity Portfolio	International Equity Portfolio	International Developed Markets Equity Portfolio
ASSETS:
Investments (cost $355,197,164, $7,495,426,902 and $70,762,135, respectively)	$536,383,204	$12,300,600,481	$93,309,201
Dividends and interest receivable	487,510	26,406,471	226,374
Receivable for investments sold	—	108,777	1,071
Receivable for shares sold	78,471	2,897,267	40,458
Tax reclaims receivable	897,009	28,020,303	239,140
Prepaid expenses	46,484	61,915	22,244
Total Assets	537,892,678	12,358,095,214	93,838,488
LIABILITIES:
Payable to Adviser	(308,526)	(6,730,345)	(55,364)
Payable for investments purchased	—	(20,721,301)	(204,103)
Payable for shares redeemed	(303,944)	(6,929,597)	(49,121)
Payable for directors’ fees and expenses	(10,636)	(228,938)	(1,852)
Payable for distribution fees	—	(61,194)	—
Cash overdraft	—	(1,214)	—
Other liabilities	(110,888)	(2,687,385)	(62,227)
Total Liabilities	(733,994)	(37,359,974)	(372,667)
Net Assets	$537,158,684	$12,320,735,240	$93,465,821
ANALYSIS OF NET ASSETS:
Paid in capital	$317,684,619	$6,318,131,922	$65,053,201
Distributable earnings	219,474,065	6,002,603,318	28,412,620
Net Assets	$537,158,684	$12,320,735,240	$93,465,821
Net Assets:
Institutional Class	$298,105,280	$9,694,357,824	$93,465,821
Institutional Class Z	225,742,600	2,470,408,551	—
Investor Class	—	155,968,865	—
Advisor Class	13,310,804	—	—
Total Shares Outstanding:
Institutional Class (500,000,000, 700,000,000 and 500,000,000, respectively, $.001 par value shares authorized)	9,254,083	324,070,683	5,772,911
Institutional Class Z (200,000,000, 300,000,000 and —, respectively, $.001 par value shares authorized)	6,998,271	82,641,214	—
Investor Class (—, 100,000,000 and —, respectively, $.001 par value shares authorized)	—	5,203,310	—
Advisor Class (400,000,000, — and —, respectively, $.001 par value shares authorized)	416,867	—	—
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$32.21	$29.91	$16.19
Institutional Class Z	32.26	29.89	—
Investor Class	—	29.97	—
Advisor Class	31.93	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities (continued)

April 30, 2026 (Unaudited)

	International Small Companies Portfolio	Institutional Emerging Markets Portfolio	Frontier Emerging Markets Portfolio
ASSETS:
Investments (cost $136,602,754, $404,582,562 and $79,574,049, respectively)	$186,954,320	$535,235,643	$116,676,305
Dividends and interest receivable	708,179	770,842	438,016
Foreign currency (cost $12, $81,273 and $18,202, respectively)	12	81,273	18,187
Receivable for investments sold	57,933	1,964	—
Receivable for shares sold	18,537	10,693	309,801
Tax reclaims receivable	824,034	48,643	3,261
Capital gain tax refund receivable	—	259,979	—
Prepaid expenses	32,927	55,877	39,785
Total Assets	188,595,942	536,464,914	117,485,355
LIABILITIES:
Payable to Adviser	(132,093)	(364,973)	(106,085)
Payable for investments purchased	(311,117)	(2,807,466)	(2)
Payable for shares redeemed	(113,194)	(316,700)	(78,276)
Payable for directors’ fees and expenses	(4,801)	(11,663)	(2,233)
Payable for distribution fees	(21,942)	—	(15,368)
Deferred capital gains tax	(191,527)	—	—
Other liabilities	(114,381)	(300,970)	(76,839)
Total Liabilities	(889,055)	(3,801,772)	(278,803)
Net Assets	$187,706,887	$532,663,142	$117,206,552
ANALYSIS OF NET ASSETS:
Paid in capital	$114,468,885	$407,164,955	$178,187,983
Distributable earnings	73,238,002	125,498,187	(60,981,431)
Net Assets	$187,706,887	$532,663,142	$117,206,552
Net Assets:
Institutional Class	$155,071,861	$525,142,392	$39,771,001
Institutional Class Z	13,987,472	7,520,750	72,984,508
Investor Class	18,647,554	—	4,451,043
Total Shares Outstanding:
Institutional Class (350,000,000, 500,000,000 and 400,000,000, respectively, $.001 par value shares authorized)	8,138,642	42,672,466	4,336,724
Institutional Class Z (350,000,000, 500,000,000 and 200,000,000, respectively, $.001 par value shares authorized)	734,068	606,282	7,845,319
Investor Class (200,000,000, — and 400,000,000, respectively, $.001 par value shares authorized)	990,360	—	486,317
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$19.05	$12.31	$9.17
Institutional Class Z	19.05	12.40	9.30
Investor Class	18.83	—	9.15

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2026 (unaudited)

	Global Equity Portfolio	International Equity Portfolio	International Developed Markets Equity Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $163,714, $388,562 and $122,819, respectively)	$4,001,668	$129,043,435	$1,130,078
Tax reclaims	—	16,789,048	—
Total investment income	4,001,668	145,832,483	1,130,078
EXPENSES
Investment advisory fees (Note 3)	1,908,960	40,954,220	344,461
Administration fees (Note 3)	56,348	1,090,592	14,764
Distribution fees, Investor Class (Note 3)	—	194,993	—
Custody and accounting fees (Note 3)	25,660	785,593	10,401
Directors’ fees and expenses	20,984	460,989	3,766
Transfer agent fees and expenses (Note 3)	1,547	56,579	327
Printing and postage fees	7,030	156,793	8,540
State registration filing fees	28,047	51,332	11,797
Professional fees	29,116	216,274	18,732
Shareholder servicing fees (Note 3)	200,021	5,200,828	63,170
Compliance officers’ fees and expenses (Note 3)	1,494	32,883	267
Other fees and expenses	32,095	609,487	7,413
Total expenses	2,311,302	49,810,563	483,638
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(73,945)	(5,953)	(89,303)
Net expenses	2,237,357	49,804,610	394,335
Net investment income	1,764,311	96,027,873	735,743
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions (net of foreign capital taxes (refunded)/paid of $—,$— and $—, respectively)	36,424,735	1,124,138,030	5,743,788
Foreign currency transactions	(35,387)	(1,015,754)	(7,738)
In-kind transactions (Note 5, 13)	3,675,296	27,543,048	—
Net realized gain	40,064,644	1,150,665,324	5,736,050
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $—,$— and $—, respectively)	(25,777,018)	223,152,942	5,594,542
Translation of assets and liabilities denominated in foreign currencies	33,027	1,061,646	11,058
Net change in unrealized appreciation (depreciation)	(25,743,991)	224,214,588	5,605,600
Net realized and unrealized gain	14,320,653	1,374,879,912	11,341,650
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,084,964	$1,470,907,785	$12,077,393

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2026 (unaudited)

	International Small Companies Portfolio	Institutional Emerging Markets Portfolio	Frontier Emerging Markets Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $43,784, $488,934 and $159,490, respectively)	$2,541,001	$3,978,066	$1,609,282
Tax reclaims	323,828	—	—
Total investment income	2,864,829	3,978,066	1,609,282
EXPENSES
Investment advisory fees (Note 3)	962,860	1,883,065	667,510
Administration fees (Note 3)	27,859	43,117	18,803
Distribution fees, Investor Class (Note 3)	22,931	—	5,716
Custody and accounting fees (Note 3)	38,202	115,043	75,192
Directors’ fees and expenses	9,204	17,606	4,548
Transfer agent fees and expenses (Note 3)	1,212	3,721	730
Printing and postage fees	18,660	14,638	4,508
State registration filing fees	29,207	29,127	27,055
Professional fees	32,972	43,127	42,408
Shareholder servicing fees (Note 3)	106,750	227,594	19,519
Compliance officers’ fees and expenses (Note 3)	669	1,278	327
Other fees and expenses	23,612	203,208	13,177
Total expenses	1,274,138	2,581,524	879,493
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(22,627)	(88,079)	(64,096)
Net expenses	1,251,511	2,493,445	815,397
Net investment income	1,613,318	1,484,621	793,885
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions (net of foreign capital taxes (refunded)/paid of $(158,816),$204,739 and $(8,436), respectively)	31,134,337	2,729,291	10,279,551
Foreign currency transactions	(43,468)	(351,577)	(34,792)
Net realized gain	31,090,869	2,377,714	10,244,759
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $264,097,$1,060,195 and $—, respectively)	(22,005,074)	71,645,205	(6,541,791)
Translation of assets and liabilities denominated in foreign currencies	(22,327)	(150,866)	(2,388)
Net change in unrealized appreciation (depreciation)	(22,027,401)	71,494,339	(6,544,179)
Net realized and unrealized gain	9,063,468	73,872,053	3,700,580
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,676,786	$75,356,674	$4,494,465

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31, 2025

	Global Equity Portfolio		International Equity Portfolio
	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,764,311	$3,201,662	$96,027,873	$218,527,311
Net realized gain on investments and foreign currency transactions	40,064,644	116,673,309	1,150,665,324	1,685,688,324
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(25,743,991)	(43,036,906)	224,214,588	294,886,618
Net increase in net assets resulting from operations	16,084,964	76,838,065	1,470,907,785	2,199,102,253
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(60,664,558)	(87,416,743)	(1,307,293,913)	(651,626,078)
Institutional Class Z	(37,228,653)	(47,523,885)	(301,271,321)	(159,697,146)
Investor Class	—	—	(20,188,784)	(13,482,874)
Advisor Class	(3,115,996)	(6,087,812)	—	—
Total distributions to shareholders	(101,009,207)	(141,028,440)	(1,628,754,018)	(824,806,098)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(1,084,447)	(106,405,013)	(180,728,171)	(1,531,326,684)
Institutional Class Z	44,193,648	20,391,754	(27,374,034)	(215,920,615)
Investor Class	—	—	1,929,479	(90,302,558)
Advisor Class	(2,124,892)	(4,289,479)	—	—
Net Increase (Decrease) in net assets from portfolio share transactions (Note 6 ,13)	40,984,309	(90,302,738)	(206,172,726)	(1,837,549,857)
NET DECREASE IN NET ASSETS	(43,939,934)	(154,493,113)	(364,018,959)	(463,253,702)
NET ASSETS
At beginning of period	581,098,618	735,591,731	12,684,754,199	13,148,007,901
At end of period	$537,158,684	$581,098,618	$12,320,735,240	$12,684,754,199

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31, 2025

	International Developed Markets Equity Portfolio		International Small Companies Portfolio
	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$735,743	$1,629,770	$1,613,318	$4,252,971
Net realized gain on investments and foreign currency transactions	5,736,050	5,931,227	31,090,869	31,702,093
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	5,605,600	5,782,312	(22,027,401)	(15,910,818)
Net increase in net assets resulting from operations	12,077,393	13,343,309	10,676,786	20,044,246
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(6,192,298)	(1,617,645)	(7,427,552)	(3,768,609)
Institutional Class Z	—	—	(2,119,437)	(1,490,911)
Investor Class	—	—	(730,558)	(310,415)
Total distributions to shareholders	(6,192,298)	(1,617,645)	(10,277,547)	(5,569,935)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(10,626,014)	(10,323,840)	(41,769,921)	(130,667,612)
Institutional Class Z	—	—	(37,482,439)	(58,772,851)
Investor Class	—	—	(440,361)	(12,397,730)
Net Decrease in net assets from portfolio share transactions (Note 6 ,13)	(10,626,014)	(10,323,840)	(79,692,721)	(201,838,193)
NET INCREASE (DECREASE) IN NET ASSETS	(4,740,919)	1,401,824	(79,293,482)	(187,363,882)
NET ASSETS
At beginning of period	98,206,740	96,804,916	267,000,369	454,364,251
At end of period	$93,465,821	$98,206,740	$187,706,887	$267,000,369

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31, 2025

	Institutional Emerging Markets Portfolio		Frontier Emerging Markets Portfolio
	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,484,621	$5,341,989	$793,885	$3,905,252
Net realized gain on investments and foreign currency transactions	2,377,714	170,188,545	10,244,759	8,172,533
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	71,494,339	(123,159,696)	(6,544,179)	3,838,201
Net increase in net assets resulting from operations	75,356,674	52,370,838	4,494,465	15,915,986
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(95,752,652)	(59,962,327)	(1,891,755)	(1,086,757)
Institutional Class Z	(9,754,603)	(5,215,599)	(2,533,102)	(1,187,430)
Investor Class	—	—	(142,372)	(72,644)
Total distributions to shareholders	(105,507,255)	(65,177,926)	(4,567,229)	(2,346,831)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	313,074,631	(350,827,508)	(16,405,507)	(11,403,739)
Institutional Class Z	(3,895,930)	(35,538,801)	1,109,301	1,126,582
Investor Class	—	—	(26,468)	(1,376,739)
Net Increase (Decrease) in net assets from portfolio share transactions (Note 6 ,13)	309,178,701	(386,366,309)	(15,322,674)	(11,653,896)
NET INCREASE (DECREASE) IN NET ASSETS	279,028,120	(399,173,397)	(15,395,438)	1,915,259
NET ASSETS
At beginning of period	253,635,022	652,808,419	132,601,990	130,686,731
At end of period	$532,663,142	$253,635,022	$117,206,552	$132,601,990

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	Global Equity Portfolio Institutional Class
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.91	$43.65	$33.96	$30.85	$53.93	$42.41
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.10	0.19	0.12	0.06	(0.04)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.83	4.49	9.78	3.05	(15.63)	14.30
Net increase (decrease) from investment operations	0.93	4.68	9.90	3.11	(15.67)	14.16
Distributions to Shareholders from:
Net investment income	(0.20)	(0.15)	(0.12)	—	—	—
Net realized gain from investments	(6.43)	(10.27)	(0.09)	—	(7.41)	(2.64)
Total distributions	(6.63)	(10.42)	(0.21)	—	(7.41)	(2.64)
Net asset value, end of period	$32.21	$37.91	$43.65	$33.96	$30.85	$53.93
Total Return	3.00%(A)	13.56%	29.22%	10.08%	(33.35)%	34.57%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$298,105	$350,797	$497,165	$668,735	$753,480	$1,354,918
Expenses to average net assets	0.88%(B)	0.87%	0.90%	0.89%	0.85%	0.88%
Expenses to average net assets (net of fees waived/reimbursed)	0.85%(B)	0.85%	0.89%	0.89%	0.85%	0.88%
Net investment income (loss) to average net assets	0.61%(B)	0.53%	0.30%	0.19%	(0.10)%	(0.28)%
Portfolio turnover rate	21%(A)	30%	27%	28%	37%	59%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	Global Equity Portfolio Institutional Class Z
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.97	$43.73	$34.02	$30.88	$53.95	$42.39
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.12	0.23	0.15	0.11	(0.02)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.83	4.50	9.81	3.03	(15.64)	14.30
Net increase (decrease) from investment operations	0.95	4.73	9.96	3.14	(15.66)	14.20
Distributions to Shareholders from:
Net investment income	(0.23)	(0.22)	(0.16)	—	—	—
Net realized gain from investments	(6.43)	(10.27)	(0.09)	—	(7.41)	(2.64)
Total distributions	(6.66)	(10.49)	(0.25)	—	(7.41)	(2.64)
Net asset value, end of period	$32.26	$37.97	$43.73	$34.02	$30.88	$53.95
Total Return	3.06%(A)	13.69%	29.37%	10.17%	(33.31)%	34.66%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$225,743	$212,156	$212,516	$251,781	$234,800	$379,781
Expenses to average net assets	0.77%(B)	0.78%	0.80%	0.81%	0.79%	0.81%
Expenses to average net assets (net of fees waived/reimbursed)	0.75%(B)	0.75%	0.78%	0.80%	0.79%	0.80%
Net investment income (loss) to average net assets	0.72%(B)	0.64%	0.37%	0.29%	(0.04)%	(0.20)%
Portfolio turnover rate	21%(A)	30%	27%	28%	37%	59%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	Global Equity Portfolio Advisor Class
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.59	$43.36	$33.73	$30.70	$53.82	$42.41
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.05	0.11	0.01	(0.01)	(0.11)	(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.82	4.46	9.73	3.04	(15.60)	14.29
Net increase (decrease) from investment operations	0.87	4.57	9.74	3.03	(15.71)	14.05
Distributions to Shareholders from:
Net investment income	(0.10)	(0.07)	(0.02)	—	—	—
Net realized gain from investments	(6.43)	(10.27)	(0.09)	—	(7.41)	(2.64)
Total distributions	(6.53)	(10.34)	(0.11)	—	(7.41)	(2.64)
Net asset value, end of period	$31.93	$37.59	$43.36	$33.73	$30.70	$53.82
Total Return	2.87%(A)	13.33%	28.91%	9.87%	(33.50)%	34.28%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,311	$18,146	$25,911	$23,408	$26,934	$53,483
Expenses to average net assets	1.15%(B)	1.08%	1.11%	1.12%	1.05%	1.09%
Expenses to average net assets (net of fees waived/reimbursed)	1.15%(B)	1.08%	1.11%	1.12%	1.05%	1.09%
Net investment income (loss) to average net assets	0.31%(B)	0.31%	0.03%	(0.04)%	(0.30)%	(0.48)%
Portfolio turnover rate	21%(A)	30%	27%	28%	37%	59%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	International Equity Portfolio Institutional Class
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.52	$27.35	$23.26	$21.42	$30.69	$23.76
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.22	0.47	0.48	0.40	0.41	0.34
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.22	4.45	4.59	2.03	(8.93)	6.80
Net increase (decrease) from investment operations	3.44	4.92	5.07	2.43	(8.52)	7.14
Distributions to Shareholders from:
Net investment income	(0.54)	(0.52)	(0.51)	(0.59)	(0.43)	(0.21)
Net realized gain from investments	(3.51)	(1.23)	(0.47)	—	(0.32)	—
Total distributions	(4.05)	(1.75)	(0.98)	(0.59)	(0.75)	(0.21)
Net asset value, end of period	$29.91	$30.52	$27.35	$23.26	$21.42	$30.69
Total Return	12.83%(A)	19.59%	22.10%	11.22%	(28.42)%	30.16%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,694,358	$10,013,305	$10,503,765	$10,656,826	$11,113,757	$18,268,498
Expenses to average net assets	0.84%(B)	0.83%	0.82%	0.81%	0.79%	0.80%
Expenses to average net assets (net of fees waived/reimbursed)	0.84%(B)	0.83%	0.82%	0.81%	0.79%	0.80%
Net investment income to average net assets	1.56%(B)	1.73%	1.80%	1.61%	1.58%	1.17%
Portfolio turnover rate	11%(A)	25%	22%	18%	16%	14%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	International Equity Portfolio Institutional Class Z
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.51	$27.35	$23.26	$21.42	$30.69	$23.76
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.23	0.51	0.51	0.43	0.43	0.37
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.24	4.43	4.59	2.02	(8.93)	6.79
Net increase (decrease) from investment operations	3.47	4.94	5.10	2.45	(8.50)	7.16
Distributions to Shareholders from:
Net investment income	(0.58)	(0.55)	(0.54)	(0.61)	(0.45)	(0.23)
Net realized gain from investments	(3.51)	(1.23)	(0.47)	—	(0.32)	—
Total distributions	(4.09)	(1.78)	(1.01)	(0.61)	(0.77)	(0.23)
Net asset value, end of period	$29.89	$30.51	$27.35	$23.26	$21.42	$30.69
Total Return	12.92%(A)	19.71%	22.21%	11.32%	(28.36)%	30.25%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,470,409	$2,515,937	$2,422,980	$2,162,679	$2,715,026	$3,235,428
Expenses to average net assets	0.73%(B)	0.73%	0.72%	0.72%	0.71%	0.72%
Expenses to average net assets (net of fees waived/reimbursed)	0.73%(B)	0.73%	0.72%	0.72%	0.71%	0.72%
Net investment income to average net assets	1.69%(B)	1.88%	1.92%	1.73%	1.71%	1.25%
Portfolio turnover rate	11%(A)	25%	22%	18%	16%	14%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	International Equity Portfolio Investor Class
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.48	$27.31	$23.23	$21.37	$30.61	$23.70
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.15	0.40	0.39	0.32	0.33	0.24
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.26	4.44	4.59	2.02	(8.92)	6.80
Net increase (decrease) from investment operations	3.41	4.84	4.98	2.34	(8.59)	7.04
Distributions to Shareholders from:
Net investment income	(0.41)	(0.44)	(0.43)	(0.48)	(0.33)	(0.13)
Net realized gain from investments	(3.51)	(1.23)	(0.47)	—	(0.32)	—
Total distributions	(3.92)	(1.67)	(0.90)	(0.48)	(0.65)	(0.13)
Net asset value, end of period	$29.97	$30.48	$27.31	$23.23	$21.37	$30.61
Total Return	12.66%(A)	19.22%	21.69%	10.85%	(28.63)%	29.74%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$155,968	$155,512	$221,263	$202,018	$196,666	$408,864
Expenses to average net assets	1.16%(B)	1.15%	1.14%	1.14%	1.10%	1.12%
Expenses to average net assets (net of fees waived/reimbursed)	1.15%(B)	1.15%	1.14%	1.14%	1.10%	1.12%
Net investment income to average net assets	1.25%(B)	1.48%	1.48%	1.27%	1.28%	0.83%
Portfolio turnover rate	11%(A)	25%	22%	18%	16%	14%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	International Developed Markets Equity Portfolio Institutional Class
	2026	2025	2024	2023	2022(1)
Net asset value, beginning of period	$15.29	$13.58	$11.30	$10.34	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.11	0.24	0.21	0.24	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.77	1.70	2.28	0.76	0.33
Net increase (decrease) from investment operations	1.88	1.94	2.49	1.00	0.34
Distributions to Shareholders from:
Net investment income	(0.27)	(0.23)	(0.21)	(0.02)	—
Net realized gain from investments	(0.71)	—	—	(0.02)	—
Total distributions	(0.98)	(0.23)	(0.21)	(0.04)	—
Net asset value, end of period	$16.19	$15.29	$13.58	$11.30	$10.34
Total Return	12.96%(A)	14.61%	22.17%	9.64%	3.40%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$93,466	$98,207	$96,805	$82,587	$1,987
Expenses to average net assets	0.98%(B)	0.97%	0.98%	1.09%	23.52%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.80%(B)	0.80%	0.79%	0.80%	0.80%(B)
Net investment income to average net assets	1.50%(B)	1.67%	1.63%	1.96%	1.00%(B)
Portfolio turnover rate	14%(A)	28%	28%	25%	3%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 28, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	International Small Companies Portfolio Institutional Class
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.89	$17.78	$15.56	$15.20	$22.80	$17.14
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.13	0.22	0.19	0.19	0.15	0.06
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.81	1.11	2.23	0.52	(7.07)	5.63
Net increase (decrease) from investment operations	0.94	1.33	2.42	0.71	(6.92)	5.69
Distributions to Shareholders from:
Net investment income	(0.27)	(0.22)	(0.20)	(0.12)	(0.07)	(0.03)
Net realized gain from investments	(0.51)	—	—	(0.23)	(0.61)	—
Total distributions	(0.78)	(0.22)	(0.20)	(0.35)	(0.68)	(0.03)
Net asset value, end of period	$19.05	$18.89	$17.78	$15.56	$15.20	$22.80
Total Return	5.18%(A)	7.66%	15.57%	4.51%	(31.20)%	33.16%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$155,072	$196,529	$320,175	$332,794	$457,624	$549,895
Expenses to average net assets	1.11%(B)	1.16%	1.18%	1.15%	1.11%	1.16%
Expenses to average net assets (net of fees waived/reimbursed)	1.11%(B)	1.13%	1.14%	1.15%	1.11%	1.14%
Net investment income to average net assets	1.50%(B)	1.23%	1.07%	1.11%	0.84%	0.29%
Portfolio turnover rate	19%(A)	31%	17%	37%	24%	13%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	International Small Companies Portfolio Institutional Class Z
	2026	2025	2024	2023(1)
Net asset value, beginning of period	$18.91	$17.80	$15.58	$17.03
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.08	0.23	0.21	0.24
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.86	1.12	2.24	(1.69)
Net increase (decrease) from investment operations	0.94	1.35	2.45	(1.45)
Distributions to Shareholders from:
Net investment income	(0.29)	(0.24)	(0.23)	—
Net realized gain from investments	(0.51)	—	—	—
Total distributions	(0.80)	(0.24)	(0.23)	—
Net asset value, end of period	$19.05	$18.91	$17.80	$15.58
Total Return	5.19%(A)	7.79%	15.73%	(8.51)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$13,987	$51,569	$104,359	$108,249
Expenses to average net assets	1.02%(B)	1.08%	1.07%	1.14%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.00%(B)	1.01%	1.00%	1.01%(B)
Net investment income to average net assets	1.08%(B)	1.31%	1.21%	1.41%(B)
Portfolio turnover rate	19%(A)	31%	17%	37%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from April 4, 2023 (commencement of class) through October 31, 2023.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	International Small Companies Portfolio Investor Class
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.65	$17.56	$15.38	$15.00	$22.51	$16.94
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.11	0.20	0.16	0.16	0.10	—(2)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.80	1.08	2.20	0.52	(6.99)	5.58
Net increase (decrease) from investment operations	0.91	1.28	2.36	0.68	(6.89)	5.58
Distributions to Shareholders from:
Net investment income	(0.22)	(0.19)	(0.18)	(0.06)	(0.01)	(0.01)
Net realized gain from investments	(0.51)	—	—	(0.24)	(0.61)	—
Total distributions	(0.73)	(0.19)	(0.18)	(0.30)	(0.62)	(0.01)
Net asset value, end of period	$18.83	$18.65	$17.56	$15.38	$15.00	$22.51
Total Return	5.09%(A)	7.46%	15.34%	4.35%	(31.39)%	32.84%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,648	$18,902	$29,830	$28,426	$30,361	$49,757
Expenses to average net assets	1.50%(B)	1.53%	1.50%	1.50%	1.44%	1.50%
Expenses to average net assets (net of fees waived/reimbursed)	1.31%(B)	1.31%	1.29%	1.30%	1.37%	1.40%
Net investment income to average net assets	1.43%(B)	1.11%	0.91%	0.97%	0.54%	0.01%
Portfolio turnover rate	19%(A)	31%	17%	37%	24%	13%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.
(2)	Amount was less than $0.005 per share.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	Institutional Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.07	$19.68	$16.78	$15.97	$25.59	$21.23
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.06	0.24	0.23	0.24	0.19	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.49	3.50	2.93	0.74	(9.63)	4.37
Net increase (decrease) from investment operations	1.55	3.74	3.16	0.98	(9.44)	4.46
Distributions to Shareholders from:
Net investment income	(0.48)	(0.26)	(0.26)	(0.17)	(0.18)	(0.10)
Net realized gain from investments	(9.83)	(2.09)	—	—	—	—
Total distributions	(10.31)	(2.35)	(0.26)	(0.17)	(0.18)	(0.10)
Net asset value, end of period	$12.31	$21.07	$19.68	$16.78	$15.97	$25.59
Total Return	15.23%(A)	22.14%	18.95%	6.07%	(37.14)%	21.03%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$525,142	$233,583	$597,470	$1,709,335	$2,302,000	$5,774,486
Expenses to average net assets	1.09%(B)	1.16%	1.16%	1.16%	1.12%	1.22%
Expenses to average net assets (net of fees waived/reimbursed)	1.05%(B)	1.06%	1.06%	1.09%	1.10%	1.15%
Net investment income to average net assets	0.68%(B)	1.33%	1.28%	1.32%	0.91%	0.33%
Portfolio turnover rate	95%(A)	25%	30%	27%	24%	13%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	Institutional Emerging Markets Portfolio Institutional Class Z (Formerly Class II)
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.16	$19.75	$16.83	$16.02	$25.65	$21.28
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.03	0.25	0.27	0.24	0.21	0.11
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.54	3.53	2.91	0.76	(9.66)	4.38
Net increase (decrease) from investment operations	1.57	3.78	3.18	1.00	(9.45)	4.49
Distributions to Shareholders from:
Net investment income	(0.50)	(0.28)	(0.26)	(0.19)	(0.18)	(0.12)
Net realized gain from investments	(9.83)	(2.09)	—	—	—	—
Total distributions	(10.33)	(2.37)	(0.26)	(0.19)	(0.18)	(0.12)
Net asset value, end of period	$12.40	$21.16	$19.75	$16.83	$16.02	$25.65
Total Return	15.17%(A)	22.28%	19.07%	6.15%	(37.07)%	21.11%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,521	$20,052	$55,338	$150,323	$362,413	$719,400
Expenses to average net assets	1.11%(B)	1.09%	1.05%	1.07%	1.04%	1.13%
Expenses to average net assets (net of fees waived/reimbursed)	0.95%(B)	0.96%	0.95%	0.99%	1.00%	1.07%
Net investment income to average net assets	0.47%(B)	1.38%	1.45%	1.34%	1.04%	0.41%
Portfolio turnover rate	95%(A)	25%	30%	27%	24%	13%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	Frontier Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.15	$8.27	$6.68	$6.80	$8.97	$6.92
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.04	0.24	0.16	0.15	0.14	0.06
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.30	0.79	1.56	(0.11)	(2.24)	2.12
Net increase (decrease) from investment operations	0.34	1.03	1.72	0.04	(2.10)	2.18
Distributions to Shareholders from:
Net investment income	(0.32)	(0.15)	(0.13)	(0.16)	(0.07)	(0.13)
Net asset value, end of period	$9.17	$9.15	$8.27	$6.68	$6.80	$8.97
Total Return	4.28%(A)	12.74%	26.00%	0.41%	(23.56)%	31.74%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$39,771	$56,549	$61,850	$57,367	$74,804	$96,905
Expenses to average net assets	1.48%(B)	1.45%	1.58%	1.74%	1.60%	1.64%
Expenses to average net assets (net of fees waived/reimbursed)	1.45%(B)	1.44%	1.58%	1.74%	1.60%	1.64%
Net investment income to average net assets	1.18%(B)	2.92%	2.11%	2.16%	1.85%	0.75%
Portfolio turnover rate	13%(A)	29%	16%	26%	18%	30%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	Frontier Emerging Markets Portfolio Institutional Class Z (Formerly Class II)
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.28	$8.37	$6.76	$6.85	$9.03	$6.95
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.07	0.26	0.19	0.17	0.17	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.28	0.81	1.56	(0.10)	(2.27)	2.13
Net increase (decrease) from investment operations	0.35	1.07	1.75	0.07	(2.10)	2.22
Distributions to Shareholders from:
Net investment income	(0.33)	(0.16)	(0.14)	(0.16)	(0.08)	(0.14)
Net asset value, end of period	$9.30	$9.28	$8.37	$6.76	$6.85	$9.03
Total Return	4.34%(A)	13.06%	26.13%	0.97%	(23.44)%	32.18%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$72,985	$71,615	$63,436	$51,828	$90,188	$117,689
Expenses to average net assets	1.39%(B)	1.36%	1.52%	1.65%	1.52%	1.55%
Expenses to average net assets (net of fees waived/reimbursed)	1.25%(B)	1.25%	1.31%	1.35%	1.35%	1.35%
Net investment income to average net assets	1.42%(B)	3.10%	2.42%	2.45%	2.13%	1.05%
Portfolio turnover rate	13%(A)	29%	16%	26%	18%	30%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2026 (unaudited) and the Fiscal Year Ended October 31

	Frontier Emerging Markets Portfolio Investor Class
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.12	$8.23	$6.66	$6.76	$8.92	$6.88
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.04	0.21	0.13	0.14	0.11	0.03
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.28	0.80	1.55	(0.12)	(2.23)	2.11
Net increase (decrease) from investment operations	0.32	1.01	1.68	0.02	(2.12)	2.14
Distributions to Shareholders from:
Net investment income	(0.29)	(0.12)	(0.11)	(0.12)	(0.04)	(0.10)
Net asset value, end of period	$9.15	$9.12	$8.23	$6.66	$6.76	$8.92
Total Return	4.09%(A)	12.48%	25.43%	0.18%	(23.84)%	31.14%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,451	$4,438	$5,401	$5,743	$6,692	$9,542
Expenses to average net assets	2.21%(B)	2.21%	2.34%	2.36%	2.15%	2.14%
Expenses to average net assets (net of fees waived/reimbursed)	1.75%(B)	1.75%	1.92%	2.00%	2.00%	2.00%
Net investment income to average net assets	0.90%(B)	2.53%	1.74%	1.94%	1.45%	0.35%
Portfolio turnover rate	13%(A)	29%	16%	26%	18%	30%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2026 (unaudited)

1. Organization
Harding, Loevner Funds, Inc. (the “Fund”) was established as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Harding Loevner LP (“Harding Loevner” or the “Adviser”) serves as investment adviser to the Fund. The Fund currently has six separate diversified portfolios, all of which were active as of April 30, 2026 (individually, a “Portfolio”, collectively, the “Portfolios”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Developed Markets Equity Portfolio (“International Developed Markets Equity”)	Institutional Class: September 28, 2022	to seek long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007 Institutional Class Z: April 4, 2023	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	Institutional Class (Formerly Class I): October 17, 2005** Institutional Class Z (Formerly Class II): March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class (Formerly Class I): May 27, 2008 Institutional Class Z (Formerly Class II): March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
*  The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996.
** The Institutional Emerging Markets Portfolio is the successor to the Harding Loevner Emerging Markets Portfolio, pursuant to a reorganization that took place on December 19, 2025.
2. Summary of Significant Accounting Policies
The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:
Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Cash and Foreign Currencies
The books and records of the Portfolios are maintained in U.S. dollars. Cash comprises U.S. dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution's insolvency, recovery of a Portfolio's cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation (“FDIC”) or Securities Investor Protection Corporation (“SIPC”).
Valuation
The Board of Directors of the Fund (the “Board” or the “Directors”) has approved procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act and Rule 2a-5 thereunder. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not "readily available", as defined by Rule 2a-5.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

2. Summary of Significant Accounting Policies (continued)
In determining a Portfolio’s net asset value per share (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security can be valued using (i) the last trade from the current date; (ii) the most recent mean or bid quotation on the principal exchange (dependent upon local exchange or market convention); or (iii) the closing, mean, or bid price on another exchange on which the security is traded (if such price is available from a Fund’s accounting agent). Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.
Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices. To address this issue, the Board has approved the daily use of quantitative models provided by an approved pricing service that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage”, i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.
Any securities for which market quotations are not “readily available”, as defined by Rule 2a-5, are priced by the Adviser, as valuation designee, at “fair value as determined in good faith”, pursuant to Rule 2a-5 and in accordance with the Procedures and under the general supervision of the Board of Directors. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.
Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board of Directors. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as “Level 3” in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.
GAAP has established a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 unadjusted quoted prices in active markets for identical assets
Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

2. Summary of Significant Accounting Policies (continued)
GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.
The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of April 30, 2026. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$357,960,168	$157,134,639	$—	$515,094,807
Preferred Stocks	—	16,908,516	—	16,908,516
Short Term Investments	4,379,881	—	—	4,379,881
Total Investments	$362,340,049	$174,043,155	$—	$536,383,204

International Equity
Common Stocks	$2,398,480,911	$9,494,833,961	$—	$11,893,314,872
Short Term Investments	407,285,609	—	—	407,285,609
Total Investments	$2,805,766,520	$9,494,833,961	$—	$12,300,600,481

International Developed Markets Equity
Common Stocks	$11,898,238	$78,372,859	$—	$90,271,097
Short Term Investments	3,038,104	—	—	3,038,104
Total Investments	$14,936,342	$78,372,859	$—	$93,309,201

International Small Companies
Common Stocks	$18,217,108	$167,733,636	$—	$185,950,744
Short Term Investments	1,003,576	—	—	1,003,576
Total Investments	$19,220,684	$167,733,636	$—	$186,954,320

Institutional Emerging Markets
Common Stocks	$72,329,837	$428,555,822	$— ‡	$500,885,659
Preferred Stocks	9,545,224	1,815,735	—	11,360,959
Short Term Investments	22,989,025	—	—	22,989,025
Total Investments	$104,864,086	$430,371,557	$— ‡	$535,235,643

Frontier Emerging Markets
Common Stocks	$19,616,192	$87,435,451	$—	$107,051,643
Preferred Stocks	4,280,218	—	—	4,280,218
Short Term Investments	5,344,444	—	—	5,344,444
Total Investments	$29,240,854	$87,435,451	$—	$116,676,305

‡	Investments categorized as level 3 securities that are effectively valued at zero.
As of April 30, 2026, there were investments related to one company held within a Portfolio, all of which were effectively valued at zero due to the inability of the Portfolio to transact in these investments and the lack of visibility on when the Portfolio may do so. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to a Portfolio's net assets is not material and therefore, related valuation techniques are not disclosed.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Securities Transactions and Net Investment Income
For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.
Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.
Dividends to Shareholders
It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, are also normally distributed on an annual basis. Dividends and distributions to shareholders of the Portfolios are recorded on the ex-dividend date.
Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences, which are permanent in nature, result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.
Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investment transactions” and “Change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.
Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
Indemnifications
Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

3.  Transactions with Affiliates and Significant Agreements
The Board has approved an investment advisory agreement with the Adviser. Advisory fees are computed daily and paid monthly based on the average daily net assets of each Portfolio. The Adviser has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that total annual fund operating expenses, (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses) exceed certain annual rates of the average daily net assets of each class.
The following annualized advisory fees and contractual expense limits were in effect for the period ended April 30, 2026. The advisory fees are charged at the Portfolio level as a whole and expense limitations are at the class specific level.

Portfolio	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets	Contractual Expense Limit(a)
Global Equity–Institutional Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.85%
Global Equity–Institutional Class Z	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.75%
Global Equity–Advisor Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	1.15%
International Equity–Institutional Class	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	0.85%
International Equity–Institutional Class Z	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	0.75%
International Equity–Investor Class	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	1.15%
International Developed Markets Equity–Institutional Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.80%
International Small Companies–Institutional Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%
International Small Companies–Institutional Class Z	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%
International Small Companies–Investor Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.30%
Institutional Emerging Markets–Institutional Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%
Institutional Emerging Markets–Institutional Class Z	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.95%
Frontier Emerging Markets–Institutional Class	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.45%
Frontier Emerging Markets–Institutional Class Z	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.25%
Frontier Emerging Markets–Investor Class	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.75%

(a)	Effective through February 28, 2027.
For the period ended April 30, 2026, the Adviser waived and/or reimbursed the following amounts pursuant to the contractual expense limits described above:

Portfolio	Fees waived and/or reimbursed by the Adviser
Global Equity-Institutional Class	$51,244
Global Equity-Institutional Class Z	22,701
International Equity-Investor Class	5,953
International Developed Markets Equity-Institutional Class	89,303
International Small Companies-Institutional Class	2,217
International Small Companies-Institutional Class Z	2,623
International Small Companies-Investor Class	17,787
Institutional Emerging Markets-Institutional Class	74,710
Institutional Emerging Markets-Institutional Class Z	13,369
Frontier Emerging Markets-Institutional Class	5,847
Frontier Emerging Markets-Institutional Class Z	47,856
Frontier Emerging Markets-Investor Class	10,393
The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.
Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

3. Transactions with Affiliates and Significant Agreements (continued)
Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), provides compliance support to the Fund’s Chief Compliance Officer. Fees paid pursuant to these services are shown as “Compliance officers’ fees and expenses” on the Statements of Operations.
The Fund has adopted an Amended Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Investor Class of each of the International Equity, International Small Companies and Frontier Emerging Markets Portfolios may pay underwriters, distributors, dealers or brokers a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Investor Class shares for services or expenses arising in connection with activities primarily intended to result in the sale of Investor Class shares of the Portfolios or for Shareholder Services (defined below) consistent with those described under the Shareholder Servicing Plan.
The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain account maintenance, recordkeeping and transactional and other shareholder services (collectively, “Shareholder Services”). With the exception of Institutional Class Z, each Portfolio or class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary an annual rate of up to 0.25% of its average daily net assets attributable to that intermediary for such Shareholder Services. Payments made by the Fund pursuant to the Distribution Plan or the Shareholder Servicing Plan are subject to the contractual expense limits on certain Portfolios’ fees and expenses. Where shareholder servicing fees to a financial intermediary exceed the amounts allowable under the Shareholder Servicing Plan, such excess amounts are paid by the Adviser from its own resources.
The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Portfolios.
4. Class Specific Expenses
The class level expenses for the period ended April 30, 2026, were as follows for each Portfolio:

Portfolio	Distribution Fees	State Registration Filing Fees	Printing and Postage Fees	Transfer Agent Fees and Expenses	Shareholder Servicing Fees
Global Equity–Institutional Class	$ —	$9,802	$3,618	$745	$181,285
Global Equity–Institutional Class Z	—	9,149	1,437	343	—
Global Equity–Advisor Class	—	9,096	1,975	459	18,736
International Equity–Institutional Class	—	28,905	113,174	42,713	5,097,596
International Equity–Institutional Class Z	—	12,002	23,143	6,934	—
International Equity–Investor Class	194,993	10,425	20,476	6,932	103,232
International Developed Markets Equity–Institutional Class	—	11,797	8,540	327	63,170
International Small Companies–Institutional Class	—	10,664	15,573	761	92,444
International Small Companies–Institutional Class Z	—	9,470	1,094	161	—
International Small Companies–Investor Class	22,931	9,073	1,993	290	14,306
Institutional Emerging Markets–Institutional Class	—	19,055	12,956	3,454	227,594
Institutional Emerging Markets–Institutional Class Z	—	10,072	1,682	267	—
Frontier Emerging Markets–Institutional Class	—	9,006	2,186	400	16,425
Frontier Emerging Markets–Institutional Class Z	—	9,066	887	101	—
Frontier Emerging Markets–Investor Class	5,716	8,983	1,435	229	3,094
5. Investment Transactions
Cost of purchases and proceeds from sales of investment securities, other than short-term investments and in-kind transactions, for the period ended April 30, 2026, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$113,825,792	$160,125,139
International Equity	1,301,496,861	3,132,594,931
International Developed Markets Equity	13,865,887	30,258,593

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

5. Investment Transactions (continued)
Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
International Small Companies	$42,883,181	$129,153,245
Institutional Emerging Markets	531,842,984	414,956,430
Frontier Emerging Markets	15,483,694	37,666,716
Cost of proceeds from in-kind redemptions of investment securities for the period ended April 30, 2026 were as follows for each Portfolio:

Portfolio	Proceeds from Redemptions of Investment Securities
Global Equity	$5,071,783
International Equity	29,530,104
Gains and losses on in-kind redemptions are not recognized at the Portfolio level for tax purposes.
6. Capital Share Transactions
Transactions in capital shares for the period ended April 30, 2026, were as follows for each Portfolio:

	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Global Equity
Institutional Class	641,367	$20,721,447	1,806,044	$56,438,874	(2,445,903)	$ (78,244,768)	1,508	$ (1,084,447)
Institutional Class Z*	680,268	21,700,097	1,107,257	34,635,009	(376,941)	(12,141,458)	1,410,584	44,193,648
Advisor Class	3,351	105,318	95,864	2,972,745	(165,148)	(5,202,955)	(65,933)	(2,124,892)
International Equity
Institutional Class	21,392,659	609,608,881	41,418,605	1,110,432,812	(66,884,244)	(1,900,769,864)	(4,072,980)	(180,728,171)
Institutional Class Z*	5,120,711	147,701,332	11,037,215	295,576,602	(15,973,930)	(470,651,968)	183,996	(27,374,034)
Investor Class	776,998	22,765,222	715,332	19,235,284	(1,391,569)	(40,071,027)	100,761	1,929,479
International Developed Markets Equity
Institutional Class	454,809	7,132,387	401,011	5,890,857	(1,505,876)	(23,649,258)	(650,056)	(10,626,014)
International Small Companies
Institutional Class	364,563	6,779,496	383,545	6,957,501	(3,011,009)	(55,506,918)	(2,262,901)	(41,769,921)
Institutional Class Z	71,861	1,307,650	116,838	2,119,437	(2,181,280)	(40,909,526)	(1,992,581)	(37,482,439)
Investor Class	50,000	916,894	39,555	709,623	(112,637)	(2,066,878)	(23,082)	(440,361)
Institutional Emerging Markets
Institutional Class	36,715,972**	393,692,370**	8,673,303	92,110,478	(13,804,128)	(172,728,217)	31,585,147	313,074,631
Institutional Class Z	90,895	1,240,762	911,645	9,754,603	(1,343,737)	(14,891,295)	(341,197)	(3,895,930)
Frontier Emerging Markets
Institutional Class	424,701	3,932,485	207,195	1,833,676	(2,474,150)	(22,171,668)	(1,842,254)	(16,405,507)
Institutional Class Z	9,322	87,304	282,397	2,533,102	(162,114)	(1,511,105)	129,605	1,109,301
Investor Class	67,676	618,178	15,582	137,744	(83,591)	(782,390)	(333)	(26,468)

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program. (See Note 13 of the Notes to Financial Statements.)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

6. Capital Share Transactions (continued)
**
Shares sold and proceeds from shares sold includes 33,906,647 of shares and $360,427,850 value of shares, respectively, issued in connection with the reorganization. No cash proceeds were received for these shares.

Transactions in capital shares for the year ended October 31, 2025, were as follows for each Portfolio:

	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Global Equity
Institutional Class	934,801	$33,315,403	2,367,632	$80,239,059	(5,439,319)	$ (219,959,475)	(2,136,886)	$ (106,405,013)
Institutional Class Z	221,605	7,904,302	1,281,097	43,441,993	(774,532)	(30,954,541)	728,170	20,391,754
Advisor Class	33,310	1,297,927	174,118	5,860,821	(322,161)	(11,448,227)	(114,733)	(4,289,479)
International Equity
Institutional Class	46,422,885	1,248,455,194	22,306,409	544,276,393	(124,659,045)	(3,324,058,271)	(55,929,751)	(1,531,326,684)
Institutional Class Z	10,011,946	269,213,594	6,286,298	153,197,073	(22,421,834)	(638,331,282)	(6,123,590)	(215,920,615)
Investor Class	1,988,153	53,976,491	534,241	13,056,838	(5,520,386)	(157,335,887)	(2,997,992)	(90,302,558)
International Developed Markets Equity
Institutional Class	1,257,986	17,561,060	119,688	1,536,800	(2,084,940)	(29,421,700)	(707,266)	(10,323,840)
International Small Companies
Institutional Class	2,438,422	43,434,935	202,413	3,339,818	(10,250,640)	(177,442,365)	(7,609,805)	(130,667,612)
Institutional Class Z	1,481,828	25,078,881	90,358	1,490,911	(4,708,918)	(85,342,643)	(3,136,732)	(58,772,851)
Investor Class	293,576	5,292,743	18,546	302,864	(997,059)	(17,993,337)	(684,937)	(12,397,730)
Institutional Emerging Markets
Institutional Class	4,067,307	68,779,483	2,982,969	49,934,899	(26,329,618)	(469,541,890)	(19,279,342)	(350,827,508)
Institutional Class Z	66,438	1,240,599	200,512	3,368,594	(2,121,244)	(40,147,994)	(1,854,294)	(35,538,801)
Frontier Emerging Markets
Institutional Class	788,745	6,426,756	132,002	1,034,891	(2,223,120)	(18,865,386)	(1,302,373)	(11,403,739)
Institutional Class Z	23,323	192,567	149,550	1,187,431	(32,057)	(253,416)	140,816	1,126,582
Investor Class	82,139	673,236	9,096	71,310	(260,623)	(2,121,285)	(169,388)	(1,376,739)
7. Income Tax
The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at April 30, 2026, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$196,009,319	$(14,806,275)	$181,203,044	$355,180,160
International Equity	5,284,720,453	(487,193,754)	4,797,526,699	7,503,073,782
International Developed Markets Equity	27,565,476	(5,018,410)	22,547,066	70,762,135
International Small Companies	58,305,821	(8,118,814)	50,187,007	136,767,313
Institutional Emerging Markets	203,626,666	(72,976,891)	130,649,775	404,585,868
Frontier Emerging Markets	46,598,635	(9,496,379)	37,102,256	79,574,049
It is the policy of each Portfolio to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; therefore, no federal income tax provision is required.
The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Deferred capital gains tax” and as a reduction in “Distributable earnings”. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gain (loss) on Investment Transactions”. The Portfolios seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable is reflected as an asset on the Statements of Assets and Liabilities under the caption “Tax reclaims receivable”.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

7. Income Tax (continued)
Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of April 30, 2026, and has concluded that no provisions for income tax are required. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by major tax jurisdictions, which include the United States, the State of New Jersey and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The tax character of distributions paid during the fiscal years ended October 31, 2025 and 2024 were as follows:

	Distributions From
Portfolio	Ordinary Income 2025	Long-Term Capital Gains 2025	Ordinary Income 2024	Long-Term Capital Gains 2024
Global Equity	$2,666,728	$ 138,361,712*	$3,392,927	$ 2,219,893**
International Equity	344,540,028	480,266,070*	287,393,635	257,161,744**
International Developed Markets Equity	1,617,645	— *	1,531,614	—
International Small Companies	5,569,935	— *	6,170,245	—
Institutional Emerging Markets	7,304,466	57,873,460*	26,317,129	— **
Frontier Emerging Markets	2,346,831	—	2,290,083	—

*
These amounts do not include tax equalization utilized of $15,332,346, $142,752,031, $443,410, $364,767 and $59,486,068, respectively, which the
Portfolios designated as being distributed to shareholders on their redemption of shares.

**
These amounts do not include tax equalization utilized of $31,666,506, $83,229,010 and $27,187,848, respectively, which the Portfolios designated as being distributed to shareholders on their redemption of shares.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), each Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.
At October 31, 2025, capital losses incurred that will be carried forward indefinitely under provisions of the Act were as follows:

Portfolio	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Frontier Emerging Markets	$21,286,908	$83,002,458
8. Foreign Exchange Contracts
The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. Such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “Net realized gain (loss) on foreign currency transactions” and “Change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended April 30, 2026.
9. Participation Notes
Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

10. Concentration of Ownership
At April 30, 2026, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	3	64.49%*
International Equity	3	47.73%*
International Developed Markets Equity	2	80.12%*
International Small Companies	2	59.09%*
Institutional Emerging Markets	3	75.08%*
Frontier Emerging Markets	3	69.35%*

*	Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Portfolios.
11. Concentration of Risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies; adverse fluctuations in foreign currency values; and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.
The Frontier Emerging Markets Portfolio is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Frontier Emerging Markets Portfolio’s benchmark index. During periods when the Frontier Emerging Markets Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. Such additional risks include increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Frontier Emerging Markets Portfolio's shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in Frontier Emerging Markets. At April 30, 2026, the Frontier Emerging Markets Portfolio’s investment in the Banking industry amounted to 29.7% of its total assets.
The operations and financial results of the Fund may be impacted adversely by a decline in the market value of the Fund's assets under management caused by conditions outside of the Fund's control, including, but not limited to; financial crises, political or diplomatic developments in the U.S. or globally, including rising trade tensions, pandemics or other public health crises, trade wars, economic sanctions, social or civil unrest, insurrection, war, terrorism, natural disasters, or risks associated with global climate change, and other factors that are difficult to predict.
Investing in securities issued by companies located in Russia involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in securities issued by companies located in Russia involves risks associated with the settlement of portfolio transactions and loss of a Portfolio's ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which a Portfolio invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Such responses have resulted in the immediate freeze of certain Russian securities, and have impaired (and may continue to impair) the ability of a Portfolio to buy, sell, receive or deliver those securities, or dividend income related to those securities. In addition, the removal of economic sanctions that have previously been in place, may decrease a Portfolio’s liquidity, cause a Portfolio to violate certain regulatory limitations or otherwise disrupt the management of a Portfolio.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

11. Concentration of Risk (continued)
The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. There is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.
The imposition of tariffs or other trade barriers by the U.S. or foreign governments on Chinese exports and other restrictions on or barriers to investment in China may adversely impact Chinese companies. There is also the risk that U.S. government or foreign governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as a Portfolio) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities and cause the government of China to take retaliatory measures.
12. Line of Credit
The Fund has a $300 million line of credit agreement with Northern Trust, which is scheduled to expire on March 19, 2027, unless renewed. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate and collateral requirements apply, there is no assurance that an individual Portfolio will have access to the entire $300 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate, subject to a minimum rate. In addition, a facility fee is computed at an annual rate of 0.25% on the line of credit and is allocated among the Portfolios.
For the period ended April 30, 2026, Global Equity had an outstanding balance for one day with a maximum balance of $3,300,000 at an average weighted interest rate of 4.89%. International Equity had an outstanding balance for two days with a maximum balance of $200,400,000 at an average weighted interest rate of 4.89%. International Developed Markets Equity had an outstanding balance for one day with a maximum balance of $4,900,000 at an average weighted interest rate of 4.89%. International Small Companies had an outstanding balance for twenty-one days with a maximum balance of $11,200,000 at an average weighted interest rate of 4.91%. Institutional Emerging Markets had an outstanding balance for twelve days with a maximum balance of $6,500,000 at an average weighted interest rate of 4.89%. Frontier Emerging Markets had an outstanding balance for seven days with a maximum balance of $5,600,000 at an average weighted interest rate of 4.89%.
13. ReFlow Liquidity Program
Each Portfolio may participate in the liquidity program offered by ReFlow Fund, LLC (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Portfolio shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Portfolio shares, ReFlow then generally redeems those shares when the Portfolio experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds Portfolio shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event a Portfolio uses the ReFlow service, the Portfollio will pay a fee to ReFlow each time ReFlow purchases Portfolio shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although a Portfolio may submit a bid at a higher rate if it determines that doing so is in the best interest of Portfolio shareholders. ReFlow’s purchases of Portfolio shares through the liquidity program are made on an investment-blind basis without regard to a Portfolio’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Portfolio. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in-kind in accordance with the Portfolio’s policy on purchases and redemptions in-kind. The Board of Directors has approved the Fund’s participation in the ReFlow program.
ReFlow activity during the period ended April 30, 2026 was as follows:

	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-Kind Gain of Securities Sold
Global Equity	491,638	$15,683,632	167,195	$5,336,529	$3,675,296
International Equity	1,056,970	31,287,284	1,056,970	31,026,671	27,543,048

14. Segment Reporting
FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures requires incremental disclosures related to a public entity's reportable segments. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

14. Segment Reporting (continued)
reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Executive Committee of the Adviser of the Fund acts as the Fund’s CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of each individually. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the performance of each Portfolio and to make resource allocation decisions for the Portfolios, is consistent with that presented within the financial statements. Each Portfolio’s assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.
15. Reorganization
On March 7, 2025, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of substantially all the assets of the Emerging Markets Portfolio (the “Acquired Portfolio”) for shares of the Institutional Emerging Markets Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Acquired Portfolio, respectively. Shareholder approval was not required and the reorganization took place at the close of business on December 19, 2025. The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.
On the reorganization date, the Acquired Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Acquired Portfolio	Total Investment Value	Total Investment Cost
Emerging Markets Portfolio	$328,488,540	$281,978,415
On the reorganization date, the Acquired Portfolio held 20,812,636 shares of Sberbank which were not transferred to the Acquiring Portfolio due to U.S. sanctions. Pursuant to the Plan, as soon as legally permissible and reasonable practicable to do so, these shares, or the net proceeds from their sale or disposition,will be transferred to the Acquiring Portfolio for no additional consideration. As of April 30, 2026, these shares were effectively valued at zero.
The acquisition was accomplished by a tax-free exchange of the following shares on December 19, 2025:

Acquired Portfolio	Class	Shares
Emerging Markets Portfolio	Advisor	15,369,197

Acquiring Portfolio	Class	Shares	Value
Institutional Emerging Markets Portfolio	Institutional	33,906,647	$360,427,850
For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received and shares issued from the Acquired Portfolio were carried forward to reflect the tax-free status of the acquisition.
The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Acquired Portfolio	Class	Unrealized Appreciation on Investments	Net Assets
Emerging Markets Portfolio	Advisor	$46,510,125	$360,427,850

Acquiring Portfolio	Class	Net Assets
Institutional Emerging Markets Portfolio	Institutional	$169,082,284
	Institutional Z	19,050,914

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2026 (unaudited)

15. Reorganization (continued)
Assuming the acquisition had been completed on November 1, 2025, the Acquiring Portfolio’s unaudited pro-forma results of operations for the period ended April 30, 2026 would have been as follows:

Acquiring Portfolio	Net investment gain(a)	Net realized and unrealized gain on investments(b)	Net increase in net assets resulting from operations
Institutional Emerging Markets Portfolio	$4,817,501	$67,314,385	$70,131,886
(a)Net investment gain as reported in the Statement of Operations (Period ended April 30, 2026) of the Acquiring Portfolio, plus net investment income from the Acquired Portfolio pre-merger as follows: Emerging Markets Portfolio $3,332,880.
(b)Net realized and unrealized gain on investments as reported in the Statement of Operations (Period ended April 30, 2026) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Acquired Portfolio pre-merger as follows: Emerging Markets Portfolio $(6,557,668).
Since both the Acquired Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 19, 2025.
16. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements.
The International Developed Markets Equity Portfolio ("IDME Portfolio") and the International Developed Markets Select Equity ETF, a newly-created shell series of the Fund, intend to complete a transaction in order to convert the IDME Portfolio into an exchange-traded fund (the “Transaction”).
The Transaction is expected to be completed after the close of business on July 17, 2026 (or at such other date as agreed to by the parties to the Transaction).

Harding, Loevner Funds, Inc.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

(unaudited)

Not applicable.

Harding, Loevner Funds, Inc.

Proxy Disclosures for Open-End Management Investment Companies

(unaudited)

Not applicable.

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract

(unaudited)

Not applicable.

Harding, Loevner Funds, Inc.

c/o Northern Trust

Attn: Funds Center, Floor 38

333 South Wabash Avenue

Chicago, IL 60604

(877) 435-8105 www.hardingloevnerfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the evaluation date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906: Certifications pursuant to Rule 30a-2(b) of the Investment Company ACt of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ Aaron Bellish
Aaron Bellish
President
(Principal Executive Officer)

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Aaron Bellish
Aaron Bellish
President
(Principal Executive Officer)

Date: June 23, 2026

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: June 23, 2026